  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1997

                                                       REGISTRATION NO. 33-45379

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE                [_]
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                   [_]

                      POST-EFFECTIVE AMENDMENT NO. 11                   [X]
                                      AND
                        REGISTRATION STATEMENT UNDER THE                [_]
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 11                            [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)

                               ----------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                      SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2404

                               ----------------

  The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filed on February 26, 1997.

  It is proposed that this filing will become effective (check appropriate space):

  [_]immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]on   May 1, 1997   pursuant to paragraph (b) of Rule 485
                (date)
  [_]60 days after filing pursuant to paragraph (a) of Rule 485
  [_]on __________ pursuant to paragraph (a) of Rule 485
          (date)

                  EXHIBIT INDEX CAN BE FOUND ON PAGE C-10

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                             CROSS REFERENCE SHEET
                (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)

 N-4 ITEM NUMBER AND CAPTION                           LOCATION
 ---------------------------                           --------
PART A
  1.  Cover Page..................    Cover Page

  2.  Definitions.................    Definitions

  3.  Synopsis....................    Fee Table

  4.  Condensed Financial Informa-
      tion........................    Accumulation Unit Value Table; Yields and
                                       Total Returns
                                      Part B: Calculation of Yields and Total
                                       Returns
  5.  General Description of
      Registrant  Depositor, and
      Portfolio Companies.........    Merrill Lynch Life Insurance Company; The
                                       Accounts; Investments of the Accounts

  6.  Deductions and Expenses.....    Capsule Summary of the Contract (Fees and
                                       Charges; Transfers; Withdrawals); Charges
                                       and Deductions; Description of the
                                       Contract (Accumulation Units; Transfers;
                                       Withdrawals and Surrenders; Payments to
                                       Contract Owners)
  7.  General Description of Vari-
      able Annuity  Contracts.....    Capsule Summary of the Contract (The
                                       Accounts; The Funds; Premiums; Annuity
                                       Payments; Transfers; Withdrawals, Ten Day
                                       Review); The Accounts; Description of the
                                       Contract; Other Information (Voting
                                       Rights; State Regulation)

  8.  Annuity Period..............    Capsule Summary of the Contract (Annuity
                                       Payments); Description of the Contract
                                       (Annuity Date; Annuity Options)

  9.  Death Benefit...............    Capsule Summary of the Contract (Death
                                       Benefit); Description of the Contract
                                       (Death Benefit; Death of Annuitant);
                                       Federal Income Tax (Taxation of
                                       Annuities)

 10.  Purchases and Contract Val-
      ue..........................    Capsule Summary of the Contract (The
                                       Accounts; Premiums); Description of the
                                       Contract (Premiums; Premium Investments
                                       Accumulation Units); Other Information
                                       (Reports to Contract Owners)
                                      Part B: Other Information (Principal
                                       Underwriter)

 11.  Redemptions.................    Capsule Summary of the Contract (Ten Day
                                       Review); Charges and Deductions;
                                       Description of the Contract (Issuing the
                                       Contract; Ten Day Right to Review;
                                       Withdrawals and Surrenders; Payments to
                                       Contract Owners; Annuity Options)

 12.  Taxes.......................    Capsule Summary of the Contract (Fees and
                                       Charges; Withdrawals) Charges and
                                       Deductions (Premium Taxes; Other Charges
                                       Description of the Contract (Accumulation
                                       Units; Death Benefit; Withdrawals and
                                       Surrenders; Annuity Options); Federal
                                       Income Taxes

 N-4 ITEM NUMBER AND CAPTION                         LOCATION
 ---------------------------                         --------

 13.  Legal Proceedings..........   Other Information (Legal Proceedings)

 14.  Table of Contents of the
      Statement of Additional
      Information................   Table of Contents of the Statement of
                                     Additional Information
PART B
 15.  Cover Page.................   Cover Page

 16.  Table of Contents..........   Table of Contents

 17.  General Information and
      History....................   Part A: Merrill Lynch Life Insurance
                                     Company; The Accounts; Investments of the
                                     Accounts
                                    Part B: Other Information (General
                                     Information and History)

 18.  Services...................   Part A: Other Information (Experts)
                                    Part B: Administrative Service Arrangements

 19.  Purchase of Securities Be-
      ing Offered................   Part A: Other Information (Selling the
                                     Contract)

 20.  Underwriters...............   Part A: Other Information (Selling the
                                     Contract)
                                    Part B: Other Information (Principal
                                     Underwriter)
 21.  Calculation of Performance
      Data.......................   Part A: Yields and Total Returns
                                    Part B: Calculation of Yields and Total
                                     Returns

 22.  Annuity Payments...........   Part A: Capsule Summary of the Contract
                                     (Annuity Payments); Description of the
                                     Contract (Annuity Date; Annuity Options)

 23.  Financial Statements.......   Other Information (Financial Statements);
                                     Financial Statements of Merrill Lynch Life
                                     Variable Annuity Separate Account A;
                                     Financial Statements of Merrill Lynch Life
                                     Variable Annuity Separate Account B;
                                     Financial Statements of Merrill Lynch Life
                                     Insurance Company.

PART C

  Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

PROSPECTUS

MAY 1, 1997

            MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
            MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     MERRILL LYNCH LIFE INSURANCE COMPANY

                   Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                       Jacksonville, Florida 32231-4222
                          4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

Premiums will be allocated as the contract owner directs into one or more subaccounts of Merrill Lynch Life Variable Annuity Separate Account A ("Account A") and/or Merrill Lynch Life Variable Annuity Separate Account B ("Account B"), (together, the "Accounts"). The assets of each of the subaccounts will be invested in a corresponding mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc.; AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; and MFS Variable Insurance Trust (each portfolio, a "Fund"; collectively, the "Funds"). Currently, there are seventeen subaccounts available through Account A and one subaccount available through Account B. Three additional subaccounts previously available though Account A are no longer available for the allocation of premiums or contract value. Other subaccounts and corresponding investment options may be added in the future. The value of a contract owner's investment in each subaccount will vary with investment experience, and it is the contract owner who bears the full investment risk with respect to his or her investments.

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value, after the deduction of a charge for any applicable premium taxes, will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. Prior to the annuity date, the contract owner may make transfers among Account A subaccounts, limited transfers from Account A into Account B, and full or partial withdrawals from the Contract to suit investment and liquidity needs. Withdrawals may be taxable and may be subject to a contingent deferred sales charge.

This Prospectus contains information about the Contract and the Accounts that a prospective contract owner should know before investing. Additional information about the Contract and the Accounts is contained in a Statement of Additional Information, dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 40 of this Prospectus.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

THIS CONTRACT PROVIDES A GUARANTEED DEATH BENEFIT THAT IS PAYABLE ONLY UPON THE DEATH OF THE CONTRACT OWNER. THE 5% GROWTH GUARANTEED ON CERTAIN PREMIUMS FOR DEATH BENEFIT PURPOSES IS NOT A GUARANTEE OF CONTRACT VALUE, NOR IS IT APPLICABLE TO ANY OTHER FEATURE OF THE CONTRACT.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................    4
CAPSULE SUMMARY OF THE CONTRACT............................................    5
FEE TABLE..................................................................    9
ACCUMULATION UNIT VALUES...................................................   13
YIELDS AND TOTAL RETURNS...................................................   15
MERRILL LYNCH LIFE INSURANCE COMPANY.......................................   16
THE ACCOUNTS...............................................................   16
INVESTMENTS OF THE ACCOUNTS................................................   17
  Merrill Lynch Variable Series Funds, Inc. ...............................   17
    Domestic Money Market Fund.............................................   18
    Prime Bond Fund........................................................   18
    High Current Income Fund...............................................   18
    Quality Equity Fund....................................................   18
    Equity Growth Fund.....................................................   18
    Natural Resources Focus Fund...........................................   19
    American Balanced Fund.................................................   19
    Global Strategy Focus Fund.............................................   19
    Basic Value Focus Fund.................................................   19
    Global Bond Focus Fund.................................................   19
    Global Utility Focus Fund..............................................   19
    International Equity Focus Fund........................................   20
    Government Bond Fund...................................................   20
    Developing Capital Markets Focus Fund..................................   20
    Reserve Assets Fund....................................................   20
    Index 500 Fund.........................................................   20
  AIM Variable Insurance Funds, Inc. ......................................   20
    AIM V.I. Capital Appreciation Fund.....................................   21
    AIM V.I. Value Fund....................................................   21
  Alliance Variable Products Series Fund, Inc. ............................   21
    Premier Growth Portfolio...............................................   22
  MFS Variable Insurance Trust.............................................   22
    MFS Emerging Growth Series.............................................   22
    MFS Research Series....................................................   22
  Purchases and Redemptions of Fund Shares; Reinvestment...................   22
  Material Conflicts, Substitution of Investments and Changes to Accounts..   22
CHARGES AND DEDUCTIONS.....................................................   23
  Contract Maintenance Charge..............................................   23
  Mortality and Expense Risk Charge........................................   23
  Administration Charge....................................................   24
  Contingent Deferred Sales Charge.........................................   24
  Premium Taxes............................................................   25
  Other Charges............................................................   25
DESCRIPTION OF THE CONTRACT................................................   26
  Ownership of the Contract................................................   26
  Issuing the Contract.....................................................   26
  Ten Day Right to Review..................................................   26
  Contract Changes.........................................................   26
  Premiums.................................................................   27
  Premium Investments......................................................   27
  Accumulation Units.......................................................   27
  Death Benefit............................................................   28
  Death of Annuitant.......................................................   29
  Transfers................................................................   29
  Dollar Cost Averaging....................................................   30

                                                                            PAGE
                                                                            ----
  Merrill Lynch Retirement Plus Advisor SM.................................  30
  Withdrawals and Surrenders...............................................  31
  Payments to Contract Owners..............................................  32
  Annuity Date.............................................................  32
  Annuity Options..........................................................  33
  Unisex...................................................................  34
FEDERAL INCOME TAXES.......................................................  34
  Introduction.............................................................  34
  Merrill Lynch Life's Tax Status..........................................  34
  Taxation of Annuities....................................................  35
  Internal Revenue Service Diversification Standards.......................  36
  IRA Contracts............................................................  37
  Transfers, Assignments, or Exchanges of a Contract.......................  37
  Withholding..............................................................  37
  Possible Changes in Taxation.............................................  38
  Other Tax Consequences...................................................  38
OTHER INFORMATION..........................................................  38
  Voting Rights............................................................  38
  Reports to Contract Owners...............................................  38
  Selling the Contract.....................................................  39
  State Regulation.........................................................  39
  Legal Proceedings........................................................  39
  Experts..................................................................  40
  Legal Matters............................................................  40
  Registration Statements..................................................  40
  Table of Contents of the Statement of Additional Information.............  40

                                  DEFINITIONS

Accounts: Two segregated investment accounts of Merrill Lynch Life Insurance Company, named Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B. (See page 16.)

account value: The value of a contract owner's interest in a particular
Account.

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date. (See page 27.)

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin. (See page 32.)

beneficiary: The person to whom payment is to be made on the death of the contract owner.

Contract: The variable annuity offered by this Prospectus.

contract anniversary: The same date each year as the date of issue of the Contract.

contract owner: The person entitled to exercise all rights under the Contract. (See page 26.)

contract value: The value of a contract owner's interest in the Accounts.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

date of issue: The date on which an initial premium is received and required contract owner information is approved by Merrill Lynch Life. (See page 26.)

due proof of death: A certified copy of the death certificate, Beneficiary Statement, and any additional paperwork necessary to process the death claim.

Funds: The mutual funds, or separate investment portfolios within a series mutual fund, designated as eligible investments for the Accounts. (See page 17.)

Individual Retirement Account or Annuity ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next. (See page 28.)

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.

premiums: Money paid into the Contract. (See page 27.)

subaccount: A division of each of the Accounts consisting of the shares of a particular Fund held by that Account.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open. (See page 28.)

variable annuity: A contract with a value that reflects investment experience prior to the annuity date, and provides periodic payments of set amounts after the annuity date.

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE ACCOUNTS

Premiums will be allocated to Merrill Lynch Life Variable Annuity Separate Account A ("Account A") and/or Merrill Lynch Life Variable Annuity Separate Account B ("Account B") segregated investment accounts (together, the "Accounts"), as directed by the contract owner. The Accounts are divided into subaccounts corresponding to the Funds in which contract value may be invested. Premiums are not invested directly in the underlying Funds. For the first 14 days following the date of issue, all premiums directed into Account A will be allocated to the Domestic Money Market Fund Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Account A account value may be periodically transferred among Account A subaccounts, subject to certain limitations. Currently, a contract owner may allocate premiums or contract value among a total of eighteen subaccounts. The contract value and annuity payments will reflect the investment performance of the Funds selected. (See THE ACCOUNTS on page 16 and TRANSFERS on page 29.)

THE FUNDS

The Funds are separate investment mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"); AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"); Alliance Variable Products Series Fund, Inc. ("Alliance Fund"); and MFS Variable Insurance Trust ("MFS Trust") (each portfolio, a "Fund"; collectively, the "Funds"). The following eighteen Funds are currently available for contract owner investment (seventeen available through Account A and one available through Account B), each with a different investment objective: Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Equity Growth Fund, Global Strategy Focus Fund, Basic Value Focus Fund, Global Bond Focus Fund, International Equity Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, and Reserve Assets Fund, each of Merrill Variable Funds; AIM V.I. Capital Appreciation Fund and AIM V.I. Value Fund, each of AIM V.I. Funds; Premier Growth Portfolio of Alliance Fund; and MFS Emerging Growth Series and MFS Research Series, each of MFS Trust. (Subaccounts investing in the Natural Resources Focus Fund, the American Balanced Fund, and the Global Utility Focus Fund of Merrill Variable Funds were closed to allocations of premiums and contract value following the close of business on December 6, 1996.) Other investment options may be added in the future. (See INVESTMENTS OF THE ACCOUNTS on page 17.)

Detailed information about the investment objectives of the Funds can be found under INVESTMENTS OF THE ACCOUNTS on page 17 and in the attached prospectuses for the Funds.

PREMIUMS

The Contract generally allows contract owners the flexibility to make premium payments as often as desired. The Contract is purchased by making an initial premium payment of $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more and can be made at any time prior to the annuity date. Maximum annual contributions to IRA Contracts are limited by federal law. Under an automatic investment feature, subsequent premium payments can be systematically made from a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. A Financial Consultant should be contacted for additional information. Merrill Lynch Life reserves the right to refuse to accept subsequent premium payments, if required by law. (See PREMIUMS on page 27.)

FEES AND CHARGES

A charge is made to reimburse Merrill Lynch Life for expenses related to maintenance of the Contract. A $40 contract maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered, if it is surrendered on any date other than a contract anniversary. This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned. It is not deducted after the annuity date.

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B and is deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by Merrill Lynch Life for the annuity payment and death benefit guarantees made under the Contract. The remainder, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks assumed by Merrill Lynch Life should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

An administration charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of the Contract. A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. No administration charge is imposed on the assets of Account B.

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. The maximum contingent deferred sales charge is 7% of premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven. No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B. In addition, no contingent deferred sales charge will be imposed on withdrawals or surrenders from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

A charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Merrill Lynch Life reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. Merrill Lynch Life also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See MERRILL LYNCH LIFE'S TAX STATUS on page 34.)

Detailed information about fees and charges imposed on the Contract can be found under CHARGES AND DEDUCTIONS on page 23.

ANNUITY PAYMENTS

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The contract owner selects an annuity date when annuity payments will begin. Contract owners may change the annuity date up to 30 days prior to that date. However, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. The annuity date for IRA Contracts will not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000 (or a different minimum amount, if required by state law), Merrill Lynch Life may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), Merrill Lynch Life may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). All annuity payments will be directly transferred to the contract owner's designated Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account, unless otherwise specified.

Details about the annuity options available under the Contract can be found under ANNUITY OPTIONS on page 33.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge. Where permitted by state regulation, once each contract year, contract owners may transfer all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to their annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among seventeen available Account A subaccounts may be made at a charge of $25 per transfer. Contract owners may elect a Dollar Cost Averaging feature in which Account A value invested in the Domestic Money Market Subaccount may be systematically transferred among the other Account A subaccounts on a monthly basis without charge, subject to certain limitations. In addition, through participation in the Merrill Lynch RPA SM program, contract owners may have their Account A values allocated in accordance with an investment program consistent with the contract owner's investment profile. (See TRANSFERS on page 29; DOLLAR COST AVERAGING on page 30; and MERRILL LYNCH RETIREMENT PLUS ADVISOR SM on page 30.)

Effective following the close of business on December 6, 1996, transfers may no longer be made to the Natural Resources Focus Subaccount, the American Balanced Subaccount, or the Global Utility Focus Subaccount.

WITHDRAWALS

Contract owners may make up to six withdrawals from the Contract per contract year. Value withdrawn from Account A is generally subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 24.) However, a contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of any gain in account value and/or any premium not subject to a contingent deferred sales charge and 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already transferred out of Account A). Additionally, where permitted by state regulation, the amount withdrawn may be elected to be paid on a monthly, quarterly, semi-annual or annual basis.

The first withdrawal of the contract year out of Account A will be treated as withdrawing gain in account value first, followed by premium not subject to a contingent deferred sales charge, then followed by premium subject to such a charge. If the amount withdrawn is paid on a monthly, quarterly, semi-annual or annual basis, all such payments will be treated in the same way. All subsequent withdrawals in a contract year will be treated as withdrawing premium accumulated the longest first. (See WITHDRAWALS AND SURRENDERS on page 31.)

Value withdrawn from Account B is not subject to any contingent deferred sales charge. In addition, no contingent deferred sales charge will be imposed on withdrawals from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

In addition to the six withdrawals permitted each contract year, the value in Account B may be automatically withdrawn on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any contingent deferred sales charge. (See WITHDRAWALS AND SURRENDERS on page 31.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 34.)

DEATH BENEFIT

The Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies prior to the annuity date, regardless of investment experience. A Contract's death benefit is equal to the greater of (a) the sum of the excess, if any, of premiums paid into Account A with interest on them from the date received at an interest rate compounded daily to yield 5% annually, over transfers to Account B and withdrawals from Account A multiplied by a rate compounded daily from the date of transfer or withdrawal to yield 5% annually, plus the value of Account B; or (b) the contract value. There are limits on the period during which interest will accrue for purposes of this calculation. For Contracts issued beginning June 1, 1995 (or later as state approvals are obtained), interest shall accrue only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80, or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death. For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest shall accrue only until the last day of the 20th contract year. If the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the Contract's death benefit to the owner's beneficiary. (See DEATH BENEFIT on page 28.)

TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract value as of the date the Contract is returned. The Contract will then be deemed void. (See TEN DAY RIGHT TO REVIEW on page 26.)

                                   FEE TABLE

 A.Contract Owner Transaction Expenses
    1. Sales Load Imposed on Premium......................................  None
    2. Contingent Deferred Sales Charge

         COMPLETE YEARS ELAPSED SINCE   CONTINGENT DEFERRED SALES CHARGE AS A
            PAYMENT OF PREMIUM             PERCENTAGE OF PREMIUM WITHDRAWN
         ----------------------------   -------------------------------------
          0 years                                         7.00%
          1 year                                          6.00%
          2 years                                         5.00%
          3 years                                         4.00%
          4 years                                         3.00%
          5 years                                         2.00%
          6 years                                         1.00%
          7 or more years                                 0.00%

    3. Transfer Fee........................................................  $25
    The first 6 transfers among Separate Account A subaccounts in a contract year are free. A $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account A to Separate Account B. No transfers may be made from Separate Account B.
 B. Annual Contract Maintenance Charge...................................... $40
    The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.
 C. Separate Account Annual Expenses (as a percentage of account value)

                                                SEPARATE ACCT A SEPARATE ACCT B
                                                --------------- ---------------
     Mortality and Expense Risk Charge.........      1.25%            .65%
     Administration Charge.....................       .10%            .00%
                                                     ----             ---
     Total Separate Account Annual Expenses....      1.35%            .65%

D. Fund Expenses for the Year Ended December 31, 1996 (a)(b)(c)(d)(e) (as a percentage of each Fund's net assets)

                                     MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                            -----------------------------------------------------------
                                           HIGH                   NATURAL   GLOBAL
                            RESERVE PRIME CURRENT QUALITY EQUITY RESOURCES STRATEGY
   ANNUAL EXPENSES          ASSETS  BOND  INCOME  EQUITY  GROWTH  FOCUS*   FOCUS(C)
   ---------------          ------- ----- ------- ------- ------ --------- --------
   Investment Advisory
    Fees...................  .50%   .44%   .49%    .44%    .75%    .65%      .65%
   Other Expenses..........  .11%   .05%   .05%    .05%    .06%    .13%      .06%
   Total Annual Operating
    Expenses...............  .61%   .49%   .54%    .49%    .81%    .78%      .71%

                                MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CONT'D)
                            -----------------------------------------------------------
                                      DOMESTIC BASIC  GLOBAL  GLOBAL  INTERNATIONAL
                            AMERICAN   MONEY   VALUE   BOND   UTILITY    EQUITY
   ANNUAL EXPENSES          BALANCED*  MARKET  FOCUS FOCUS(C) FOCUS*      FOCUS
   ---------------          --------- -------- ----- -------- ------- -------------
   Investment Advisory
    Fees...................   .55%      .50%   .60%    .60%    .60%       .75%
   Other Expenses..........   .05%      .04%   .06%    .09%    .06%       .14%
   Total Annual Operating
    Expenses...............   .60%      .54%   .66%    .69%    .66%       .89%

                                                                                     ALLIANCE
                                                                                     VARIABLE
                                     MERRILL LYNCH                                   PRODUCTS
                                    VARIABLE SERIES              AIM VARIABLE         SERIES       MFS VARIABLE
                                  FUNDS, INC. (CONT'D)       INSURANCE FUNDS, INC.  FUND, INC.    INSURANCE TRUST
                            -------------------------------- --------------------- ------------ -------------------
                                        DEVELOPING             AIM V.I.                            MFS
                                         CAPITAL               CAPITAL    AIM V.I.   PREMIER    EMERGING     MFS
                            GOVERNMENT   MARKETS   INDEX 500 APPRECIATION  VALUE      GROWTH     GROWTH   RESEARCH
   ANNUAL EXPENSES          BOND (A)(C) FOCUS (B)   FUND(A)      FUND       FUND   PORTFOLIO(D) SERIES(E) SERIES(E)
   ---------------          ----------- ---------- --------- ------------ -------- ------------ --------- ---------
   Investment Advisory
    Fees...................    .50%       1.00%       .30%       .64%       .64%       .72%        .75%      .75%
   Other Expenses..........    .09%        .25%       .30%       .09%       .09%       .23%        .25%      .25%
   Total Annual Operating
    Expenses...............    .59%       1.25%       .60%       .73%       .73%       .95%       1.00%     1.00%

--------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:

  The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
     Separate Account B subaccount investing
      in:
      Reserve Assets Fund....................   $83    $ 91    $101     $156
     Separate Account A subaccount investing
      in:
      Prime Bond Fund........................   $89    $109    $132     $220
      High Current Income Fund...............   $90    $111    $134     $226
      Quality Equity Fund....................   $89    $109    $132     $220
      Equity Growth Fund.....................   $92    $119    $149     $254
      Natural Resources Focus Fund*..........   $92    $118    $147     $251
      Global Strategy Focus Fund.............   $91    $116    $143     $244
      American Balanced Fund*................   $90    $113    $138     $232
      Domestic Money Market Fund.............   $90    $111    $134     $226
      Basic Value Focus Fund.................   $91    $115    $141     $239
      Global Bond Focus Fund.................   $91    $115    $142     $242
      Global Utility Focus Fund*.............   $91    $115    $141     $239
      International Equity Focus Fund........   $93    $122    $153     $263
      Government Bond Fund...................   $90    $112    $137     $231
      Developing Capital Markets Focus Fund..   $97    $133    $171     $299
      Index 500 Fund.........................   $90    $113    $138     $232
      AIM V.I. Capital Appreciation Fund.....   $92    $117    $144     $246
      AIM V.I. Value Fund....................   $92    $117    $144     $246
      Premier Growth Portfolio...............   $94    $124    $156     $269
      MFS Emerging Growth Series.............   $94    $125    $158     $274
      MFS Research Series....................   $94    $125    $158     $274

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

  The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:
                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
     Separate Account B subaccount investing
      in:
      Reserve Assets Fund....................   $13    $ 41    $ 71     $156
     Separate Account A subaccount investing
      in:
      Prime Bond Fund........................   $19    $ 59    $102     $220
      High Current Income Fund...............   $20    $ 61    $104     $226
      Quality Equity Fund....................   $19    $ 59    $102     $220
      Equity Growth Fund.....................   $22    $ 69    $119     $254
      Natural Resources Focus Fund*..........   $22    $ 68    $117     $251
      Global Strategy Focus Fund.............   $21    $ 66    $113     $244
      American Balanced Fund*................   $20    $ 63    $108     $232
      Domestic Money Market Fund.............   $20    $ 61    $104     $226
      Basic Value Focus Fund.................   $21    $ 65    $111     $239
      Global Bond Focus Fund.................   $21    $ 65    $112     $242
      Global Utility Focus Fund*.............   $21    $ 65    $111     $239
      International Equity Focus Fund........   $23    $ 72    $123     $263
      Government Bond Fund...................   $20    $ 62    $107     $231
      Developing Capital Markets Focus Fund..   $27    $ 83    $141     $299
      Index 500 Fund.........................   $20    $ 63    $108     $232
      AIM V.I. Capital Appreciation Fund.....   $22    $ 67    $114     $246
      AIM V.I. Value Fund....................   $22    $ 67    $114     $246
      Premier Growth Portfolio...............   $24    $ 74    $126     $269
      MFS Emerging Growth Series.............   $24    $ 75    $128     $274
      MFS Research Series....................   $24    $ 75    $128     $274

--------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

The preceding Fee Table and Examples are intended to assist investors in understanding the costs and expenses that a contract owner will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0011% of average assets, determined by dividing the total amount of such charges collected by the total average net assets of the subaccounts. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

NOTES TO FEE TABLE

(a) The Fee Table does not reflect any fees waived or expenses assumed by Merrill Lynch Asset Management, L.P. ("MLAM") during the year ended December 31, 1996 with respect to any Fund because such waivers and assumption of expenses were made on a voluntary basis and MLAM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1996, MLAM waived management fees and reimbursed expenses totaling 0.44% for the Government Bond Focus Fund and 0.60% for the Index 500 Fund, after which each such Fund's total expense ratio, net of reimbursement, was 0.15% for the Government Bond Focus Fund, and 0.00% for the Index 500 Fund. See also note (b).


(b) MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Pursuant to this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1996. Absent the reimbursement, "Other Expenses" for this Fund would have been 0.31%. Expenses shown for all other Funds of the Merrill Variable Funds do not reflect any reimbursement under the Reimbursement Agreement.

(c) Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund and its investment objective was modified. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.

(d) The Fee Table reflects fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") during the year ended December 31, 1996. Such waivers and assumption of expenses were made on a voluntary basis and Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice; however, Alliance intends to continue such reimbursements for the foreseeable future. During the fiscal year ended December 31, 1996, Alliance waived management fees totaling 0.28% for the Premier Growth Portfolio. Without such reimbursements, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.23%.

(e) Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear expenses, except for management fees, of the MFS Emerging Growth Series and the MFS Research Series (the "Series") such that each Series' "Other Expenses" do not exceed 0.25% of the average daily net assets of the Series. The obligation of MFS to bear "Other Expenses" for a Series terminates on the last day of the Series' fiscal year in which "Other

   Expenses" are less than or equal to 0.25%. Absent this expense arrangement, "Other Expenses" for the MFS Emerging Growth Series and MFS Research Series would be 0.41% and 0.73%, respectively, and "Total Operating Expenses" would be 1.16% and 1.48%, respectively, for these Series for the year ending December 31, 1996.

                           ACCUMULATION UNIT VALUES

                       (CONDENSED FINANCIAL INFORMATION)

                                                                                      SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                           DOMESTIC MONEY MARKET                        PRIME BOND
                                                  --------------------------------------- ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94       1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO           TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94     12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------ ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $11.09       $10.64       $10.37        $13.29       $11.21       $11.94
(2)  Accumulation unit value at
       end of period............................         $11.50       $11.09       $10.64        $13.40       $13.29       $11.21
(3)  Number of accumulation units
       outstanding at end of period.............  22,091,953.20 25,642,773.0 32,396,626.5 34,996,244.10 31,553,814.4 29,135,349.6


                                                  ---------------------------------------
                                                            HIGH CURRENT INCOME
                                                  ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $14.08       $12.18       $12.80
(2)  Accumulation unit value at
       end of period............................         $15.46       $14.08       $12.18
(3)  Number of accumulation units
       outstanding at end of period.............  24,631,752.80 23,078,926.0 18,784,994.7

                                                              QUALITY EQUITY                           EQUITY GROWTH
                                                  --------------------------------------- ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94       1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO           TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94     12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------ ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $13.77       $11.38       $11.67        $14.25        $9.90       $10.82
(2)  Accumulation unit value at
       end of period............................         $16.01       $13.77       $11.38        $15.20       $14.25        $9.90
(3)  Number of accumulation units
       outstanding at end of period.............  42,908,676.70 39,846,415.5 33,600,288.0 26,282,042.40 21,157,583.8 14,844,233.7

                                                             FLEXIBLE STRATEGY
                                                  ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $13.00       $11.22       $11.87
(2)  Accumulation unit value at
       end of period............................             **       $13.00       $11.22
(3)  Number of accumulation units
       outstanding at end of period.............           0.00 19,761,710.2 18,841,816.9


                                                             AMERICAN BALANCED                    NATURAL RESOURCES FOCUS
                                                  --------------------------------------- ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94       1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO           TO            TO           TO
                                                    12/31/96      2/31/95      12/31/94     12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------ ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $13.37       $11.21       $11.86        $12.56       $11.30       $11.29
(2)  Accumulation unit value at
       end of period............................         $14.47       $13.37       $11.21        $14.06       $12.56       $11.30
(3)  Number of accumulation units
       outstanding at end of period.............  12,953,901.30 13,988,384.1 12,253,488.1  2,971,830.10  3,136,512.9  3,158,540.0


                                                           GLOBAL STRATEGY FOCUS
                                                  ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------
(1)  Accmulation unit value at
       beginning of period......................         $12.85       $11.78       $12.12
(2)  Accumulation unit value at
       end of period............................         $14.35       $12.85       $11.78
(3)  Number of accumulation units
       outstanding at end of period.............  54,187,786.60 39,315,443.7 40,759,049.2

                                                             BASIC VALUE FOCUS                       GLOBAL BOND FOCUS
                                                  --------------------------------------- ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94       1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO           TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94     12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------ ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $13.60       $10.98       $10.88        $11.45        $9.94       $10.52
(2)  Accumulation unit value at
       end of period............................         $16.19       $13.60       $10.98        $12.20       $11.45        $9.94
(3)  Number of accumulation units
       outstanding at end of period.............  28,054,066.00 20,468,571.0 13,875,148.9  7,186,613.40  6,621,174.7  6,989,051.9


                                                           GLOBAL UTILITY FOCUS
                                                  ---------------------------------------
                                                     1/1/96        1/1/95       1/1/94
                                                       TO            TO           TO
                                                    12/31/96      12/31/95     12/31/94
                                                  ------------- ------------ ------------
(1)  Accumulation unit value at
       beginning of period......................         $11.75        $9.58       $10.61
(2)  Accumulation unit value at
       end of period............................         $13.10       $11.75       $ 9.58
(3)  Number of accumulation units
       outstanding at end of period.............  10,020,789.90 11,837,175.7 12,374,137.9

-----

**Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

                                             INTERNATIONAL
                                             EQUITY FOCUS                          RESERVE ASSETS
                                --------------------------------------- ------------------------------------
                                   1/1/96        1/1/95       1/1/94       1/1/96      1/1/95      1/1/94
                                     TO            TO           TO           TO          TO          TO
                                  12/31/96      12/31/95     12/31/94     12/31/96    12/31/95    12/31/94
                                ------------- ------------ ------------ ------------ ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........                       $11.31       $10.87       $10.96       $11.29      $10.76      $10.43
(2)Accumulation
  unit value at
  end of
  period........                       $11.90       $11.31       $10.87       $11.79      $11.29      $10.76
(3)Number of
  accumulation
  units
  outstanding at end of period..26,446,868.60 21,726,485.8 21,157,145.1   890,380.20 1,002,197.4 1,286,558.6

                                         INTERNATIONAL BOND
                                ------------------------------------
                                    1/1/96       1/1/95    5/16/94*
                                      TO           TO         TO
                                   12/31/96     12/31/95   12/31/94
                                -------------- ----------- ---------
(1)Accumulation
  unit value at
  beginning of
  period........                     $11.40          $9.93    $10.00
(2)Accumulation
  unit value at
  end of
  period........                        ***         $11.40     $9.93
(3)Number of
  accumulation
  units
  outstanding at end of period..       0.00    1,191,641.1 464,604.1

                                                                                 DEVELOPING CAPITAL
                                         GOVERNMENT BOND FUND                      MARKETS FOCUS
                                --------------------------------------- ------------------------------------
                                   1/1/96        1/1/95      5/16/94*      1/1/96      1/1/95     5/16/94*
                                     TO            TO           TO           TO          TO          TO
                                  12/31/96      12/31/95     12/31/94     12/31/96    12/31/95    12/31/94
                                ------------- ------------ ------------ ------------ ----------- -----------
(1)Accumulation
  unit value at
  beginning of
  period........                       $11.42       $10.08       $10.00        $9.16       $9.38      $10.00
(2)Accumulation
  unit value at
  end of
  period........                       $11.59       $11.42       $10.08        $9.99       $9.16       $9.38
(3)Number of
  accumulation
  units
  outstanding at end of period.. 7,173,354.60  3,417,936.4  1,484,500.1 7,960,705.20 4,912,543.0 2,702,530.7
                                INDEX 500 FUND
                                --------------
                                    1/1/96
                                      TO
                                   12/31/96
                                --------------
(1)Accumulation
  unit value at
  beginning of
  period........                      $0.00
(2)Accumulation
  unit value at
  end of
  period........                     $10.12
(3)Number of
  accumulation
  units
  outstanding at end of period..  33,052.40
                                  AIM V.I.                   ALLIANCE   MFS EMERGING     MFS
                                   CAPITAL      AIM V.I.     PREMIER       GROWTH     RESEARCH
                                APPRECIATION     VALUE        GROWTH       SERIES      SERIES
                                ------------- ------------ ------------ ------------ -----------
                                   1/1/96        1/1/96       1/1/96       1/1/96      1/1/96
                                     TO            TO           TO           TO          TO
                                  12/31/96      12/31/96     12/31/96     12/31/96    12/31/96
                                ------------- ------------ ------------ ------------ -----------
(1)Accumulation
  unit value at
  beginning of
  period........                       $ 0.00       $ 0.00       $ 0.00        $0.00      $ 0.00
(2)Accumulation
  unit value at
  end of
  period........                       $10.03       $10.26       $10.00        $9.83      $10.08
(3)Number of
  accumulation
  units
  outstanding at end of period..    53,080.90    29,828.90    14,562.50    23,931.10   25,095.40

----
  * Commencement of business

*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                           YIELDS AND TOTAL RETURNS

From time to time, Merrill Lynch Life may advertise yields, effective yields, and total returns for the Account A subaccounts and the Account B subaccount. These figures are based on historical earnings and do not indicate or project future performance. Merrill Lynch Life also from time to time may advertise performance of the subaccounts relative to certain performance rankings and indices. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. A Fund's performance in part reflects that Fund's expenses. Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. (see SELLING THE CONTRACT on page 39) have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount or Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (other than the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total return quotations represent the average compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in a subaccount (including any contingent deferred sales charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

Merrill Lynch Life may, in addition, advertise or present yield or total return performance information computed on different bases. Merrill Lynch Life may present total return information computed on the same basis as described above, except the information will not reflect a deduction for the contingent deferred sales charge. This presentation assumes that an investment in the Contract will persist beyond the period when the contingent deferred sales charge applies, consistent with the long-term investment and retirement objectives of the Contract. Merrill Lynch Life may also advertise total return performance information for the Funds, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. Merrill Lynch Life may also present total return performance information for a subaccount for periods prior to the date the subaccount commenced operations based on the performance of the corresponding Fund and the assumption that the subaccount was in existence for the same periods as those indicated for the corresponding Fund, with a level of fees and charges approximately equal to those currently imposed under the Contracts. Merrill Lynch Life may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the contingent deferred sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Some services' rankings include variable life insurance issuers as well as variable annuity issuers, while others' rankings compare only variable annuity issuers. Performance analysis prepared by services may rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, some such services prepare risk-adjusted rankings, which consider the effect of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Ranking services Merrill Lynch Life may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that Merrill Lynch Life may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general, which may be illustrated by graphs, charts or otherwise and which may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("Merrill Lynch Life") is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Merrill Lynch Life's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.

All communications concerning the Contract should be addressed to Merrill Lynch Life's Service Center at the address printed on the first page of this Prospectus.

                                 THE ACCOUNTS

Contract owners may direct their premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers a variety of investment options, each with a different investment objective, through its subaccounts. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

The Accounts were established on August 6, 1991, as separate investment accounts. They are registered with the Securities and Exchange Commission as unit investment trusts pursuant to the Investment Company Act of 1940. Their registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Accounts. The Accounts each meet the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of Merrill Lynch Life's other assets.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Merrill Lynch Life owns all of the assets in the Accounts. With respect to each Account, income, gains, and losses, whether or not realized, from assets allocated to that Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account. Arkansas insurance law provides that each Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts nor may the assets of either Account be charged with any liabilities of the other Account.

There are seventeen subaccounts currently available through Account A and one subaccount currently available through Account B. Effective following the close of business on December 6, 1996, three additional subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, and the Global Utility Focus Subaccount) were closed to allocations of premiums and contract value. All subaccounts invest in a corresponding mutual fund portfolio of the Merrill Variable Funds; AIM V.I. Funds; Alliance Fund; or MFS Trust. Additional subaccounts may be added in the future.

The Accounts' financial statements can be found in the Statement of Additional Information.

                          INVESTMENTS OF THE ACCOUNTS

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of sixteen of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. The fifteen remaining Funds of Merrill Variable Funds (three of which are closed to allocations of premiums and contract value) are available only to Account A. These Funds' shares are currently sold only to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.), and several insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under certain variable annuity and variable life insurance contracts. Shares of each of these Funds may be made available to separate accounts of additional insurance companies in the future.

Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Funds of Merrill Variable Funds. MLAM is a worldwide mutual fund leader, and together with its affiliate Fund Asset Management, L.P. had over $247 billion in investment company and other portfolio assets under management as of March 31, 1997, including assets of certain affiliates. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, MLAM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of Merrill Lynch Life, with respect to administration services for the Funds of Merrill Variable Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by these Funds to MLAM attributable to contracts issued by Merrill Lynch Life.

Details about these Funds, including their investment objectives, management, policies, restrictions, their expenses and risks associated with investments therein (including specific risks associated with investment in the High Current Income Fund), and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information, which should also be read carefully before investing. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions as well as upon how well these Funds' management anticipates changes in those economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund invests in short-term United States government securities; government agency securities; bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund.

PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by established rating services. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund a Contract. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

QUALITY EQUITY FUND. This Fund seeks to attain the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $50 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

EQUITY GROWTH FUND. This Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Fund believes have special investment value, and of emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to attain long-term growth of capital and protection of the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Merrill Lynch Life and Account A reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks to attain capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund seeks to achieve this objective by investing in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund.

GLOBAL UTILITY FOCUS FUND. This Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the Fund, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks to obtain capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.

GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks to achieve the highest possible current income consistent with the protection of capital. It invests in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Because investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal, an investment in the Fund may not be appropriate as the exclusive investment to fund a Contract. MLAM receives from the Fund an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.

RESERVE ASSETS FUND. This Fund seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; government agency securities; bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios. Shares of the Funds of AIM V.I. Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of these Funds may be offered, in the future, to certain pension or retirement plans.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM was organized in 1976, and, together with its domestic subsidiaries, manages or advises 48 investment company portfolios (including these Funds). As of March 18, 1997, the total assets of the mutual funds advised or managed by AIM and its domestic subsidiaries were approximately $68 billion. AIM is a wholly owned subsidiary of A I M Management Group Inc., an indirect subsidiary of AMVESCO plc (formerly INVESCO plc). As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The AIM V.I. Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The subaccount investing in this Fund should not be selected by contract owners who seek income as their primary investment objective. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A one of its separate investment portfolios. This Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance is an international investment manager supervising client accounts with assets of December 31, 1996 totaling more than $182 billion (of which approximately $63 billion represented the assets of investment companies). Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by this Fund for its services. The fees charged to this Fund are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 0.72% of the Fund's average daily net assets.

MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. The Funds of MFS Trust are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $52.8 billion as of February 28, 1997. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.

MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds to the extent necessary to provide benefits under the Contract or for such other purposes as may be consistent with the Contract. The Accounts will purchase and redeem shares of the Funds at net asset value. Fund distributions to the Accounts are automatically reinvested in additional shares of the Funds at net asset value.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners.

Merrill Lynch Life may substitute a different investment option for any of the current Funds. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Additional investment options may be added in the future as eligible investments through the Accounts.

In addition, Merrill Lynch Life may make additional subaccounts available to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or Account pursuant to a combination or otherwise, and create new accounts. No such changes will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any changes.

                            CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

A charge is made to reimburse Merrill Lynch Life for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. This $40 maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary. The contract maintenance charge will be deducted on a pro rata basis from among all subaccounts in which contract value is invested. (See ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) The contract maintenance charge will never increase.

This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted. It is not deducted after the annuity date.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually, regardless of the number of Contracts owned. Once Contract Maintenance Charges in an amount equal to $120 have been paid in a calendar year by a contract owner, remaining Contract Maintenance Charges to which the contract owner would otherwise be subject in the same calendar year will be waived. Merrill Lynch Life reserves the right to discontinue this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by Merrill Lynch Life for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments unaffected by mortality experience and providing a minimum death benefit under the Contract.

Additionally, of the total mortality and expense risk charge, 0.50% annually for Account A and 0.30% annually for Account B is attributable to expense risks assumed by Merrill Lynch Life should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater death benefit and higher administrative expenses are attributable to Account A. If the mortality and expense risk charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, Merrill Lynch Life will bear the loss. If the charge exceeds the actual expenses, the excess will be added to Merrill Lynch Life's profit. The mortality and expense risk charge will never increase.

ADMINISTRATION CHARGE

An administration charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Account A. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). A charge of 0.10% annually will be deducted daily only from the net asset value of Account
A. The administration charge will never increase.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. This charge reimburses Merrill Lynch Life for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The charge is imposed only on premium withdrawn or surrendered from Account A that was held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn or surrendered from Account A during the first withdrawal of the contract year, whether paid in a lump sum or elected to be paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, no contingent deferred sales charge will be imposed on any premium withdrawn or surrendered from Contracts purchased by employees of Merrill Lynch Life or its affiliates or from Contracts purchased by the employees' spouses or dependents.

The maximum contingent deferred sales charge is 7% of the premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven, as shown below.

              NUMBER OF COMPLETE YEARS
           ELAPSED SINCE PREMIUM WAS PAID                 CONTINGENT DEFERRED SALES CHARGE
           ------------------------------                 --------------------------------
                         0                                               7%
                         1                                               6%
                         2                                               5%
                         3                                               4%
                         4                                               3%
                         5                                               2%
                         6                                               1%
                         7                                               0%

Contingent deferred sales charges are calculated on total premiums withdrawn or surrendered from Account A, but not to exceed the account value. Gain in account value is never subject to a contingent deferred sales charge. (See page 31 for a discussion of the rules for determining whether a withdrawal is considered to come from premiums or gain for contingent deferred sales charge purposes.) For example, if a contract owner made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later when there had been no gain or loss on that premium, a 4% contingent deferred sales charge would be imposed on the $5,000 withdrawal. If that contract owner had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when the contract owner withdrew it three years later, a 4% contingent deferred sales charge would be imposed only on $4,500 of the original premium. If instead the $5,000 premium payment the contract owner made to Account A grew to $5,500 due to positive investment experience, and the contract owner withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, no contingent deferred sales charge would be imposed on the $200 first withdrawn (as it represents gain in account value and not premium) and a 4% contingent deferred sales charge would be imposed only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain in account value).

When imposed, the contingent deferred sales charge will be deducted on a pro rata basis from among the subaccounts in which the contract owner has invested, on the basis of the contract owner's interest in each subaccount to the Account A account value. (See WITHDRAWALS AND SURRENDERS on page 31 and ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

To the extent that the contingent deferred sales charge is inadequate to recover all sales expenses associated with the Contract, the deficiency will be met by Merrill Lynch Life's surplus, which may be partly derived from the mortality and expense risk charge on the Contract.

No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B.

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Merrill Lynch Life will pay these taxes when due, and a charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. (See ACCUMULATION UNITS on page 27 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, Merrill Lynch Life's status within that state, and the premium tax laws of that state.

OTHER CHARGES

Contract owners may make up to six transfers among Account A subaccounts per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer. (See TRANSFERS on page 29.)

Merrill Lynch Life reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. Merrill Lynch Life also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See MERRILL LYNCH LIFE'S TAX STATUS on page 34.)

In calculating the net asset values of the Funds, advisory fees and operating expenses are deducted from the assets of each Fund. Information about those fees and expenses can be found in the attached prospectuses for the Funds and in the Statement of Additional Information for each Fund.

Fees associated with participation in the Merrill Lynch RPA SM program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See MERRILL LYNCH RETIREMENT PLUS ADVISOR SM on page 30.)

                          DESCRIPTION OF THE CONTRACT

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract owner may designate a beneficiary. The beneficiary will receive all outstanding Contract benefits if the owner dies. The contract owner may also designate an annuitant. The annuitant may be changed at any time prior to the annuity date. If no annuitant is selected, the contract owner will be the annuitant. If the annuitant is changed on a contract owned by other than a natural person, the change will be treated as the death of the contract owner for purposes of the Internal Revenue Code. Merrill Lynch Life will then pay to the owner's beneficiary the contract value, less any applicable fees and charges.

The Contract may be assigned to another owner upon notice to Merrill Lynch Life's Service Center. The Contract may only be assigned to another owner in full, not in part. An assignment to a new owner cancels all prior beneficiary designations except for those prior beneficiary designations that have been made irrevocably. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so the contract owner should consult with a qualified tax adviser before assigning the Contract. (See FEDERAL INCOME TAXES on page 34.)

Only spouses may be co-owners of the Contract. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. IRA Contracts may not have co-owners.

ISSUING THE CONTRACT

A nonqualified Contract may generally be issued to contract owners who are less than 85 years of age. Annuitants on nonqualified Contracts must also be less than age 85 at issue. For IRA Contracts owned by natural persons, the contract owner and annuitant must be the same person. Therefore, contract owners and annuitants on IRA Contracts must be less than age 70 1/2 at issue.

Before issuing the Contract, Merrill Lynch Life requires certain information from the prospective contract owner. Once that information is reviewed and approved, and the prospective contract owner submits an initial premium, a Contract will be issued. Generally, this review and approval process is completed and the premium invested within two business days, but if any necessary information has not been obtained within five business days, Merrill Lynch Life will offer to return the premium and no Contract will be processed. If the prospective contract owner instead consents, Merrill Lynch Life will hold the premium until all necessary information is obtained, and will then invest the premium within two business days after obtaining the information. The initial premium will be invested as described under PREMIUM INVESTMENTS on page 27.

The date of issue will be the date the required information and initial premium are received at Merrill Lynch Life's Service Center.

TEN DAY RIGHT TO REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract value as of the date the Contract is returned. The Contract will then be deemed void.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless Merrill Lynch Life has already acted in reliance on the prior status. Such changes may have tax consequences. See FEDERAL INCOME TAXES on page 34. See also OWNERSHIP OF THE CONTRACT on page 26.

PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more and can be made at any time prior to the annuity date. (The $100 minimum may be waived in connection with premiums paid under IRA Contracts that are held in Retirement Plan Operations (RPO) accounts of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), in order to transfer any existing cash balance of such account, in full, into a Contract.) Merrill Lynch Life reserves the right to refuse to accept subsequent premium payments, if required by law.

Premium payments can be made directly by the contract owner or debited from his or her MLPF&S brokerage account and must be transmitted to Merrill Lynch Life's Service Center at the address printed on the cover of this Prospectus. Under an automatic investment feature, premium payments can also be made systematically on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. A Financial Consultant should be contacted for additional information. The automatic investment feature may be canceled by the contract owner at any time. Once canceled, it can not be activated again until the next contract year. Maximum annual contributions to IRA Contracts are limited by federal law.

PREMIUM INVESTMENTS

For the first 14 days following the date of issue, all premiums directed into Account A will be held in the Domestic Money Market Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Subsequent premiums allocated to Account A will be directly placed in the subaccounts selected as of the end of the valuation period in which they are received at Merrill Lynch Life's Service Center. Premiums directed into Account B will be directly placed in the Reserve Assets Subaccount on the issue date. Subsequent premiums allocated to Account B will be directly placed in its Reserve Assets Subaccount as of the end of the valuation period in which they are received at Merrill Lynch Life's Service Center. Currently, a contract owner may allocate his or her premium among eighteen subaccounts (seventeen available through Account A and one available through Account B); allocations must be made in increments that are even multiples of 10%. For example, 10% of a premium received may be allocated to the Prime Bond Fund, 40% allocated to the High Current Income Fund, and 50% allocated to the Quality Equity Fund. However, a contract owner may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3% to the High Current Income Fund. If allocation instructions are not given with subsequent premiums received, Merrill Lynch Life will allocate those premiums according to the allocation instructions last received from the contract owner. Merrill Lynch Life reserves the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily, as described below. This value is used to determine the number of subaccount accumulation units represented by a contract owner's investment in a subaccount. When a contract owner invests a premium or transfers an amount to a subaccount, accumulation units in that subaccount are purchased and credited to the Contract. Conversely, when a contract owner withdraws contract value or transfers an amount from a subaccount, accumulation units credited to the Contract in that subaccount are redeemed. Similarly, when a deduction is made under a Contract for the contract maintenance charge, any contingent deferred sales charges, any transfer charge and any premium taxes due, accumulation units credited to the Contract in the subaccounts are redeemed. (See CHARGES AND DEDUCTIONS on page 23 for a discussion concerning the allocation of charges to subaccounts.) The number of accumulation units in a subaccount so purchased or redeemed for a Contract is based on the subaccount's accumulation unit value as of the end of the valuation period during which the purchase or redemption is made. It is determined by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is effected. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are effected.

The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience will be reflected in the accumulation unit value.

For each subaccount, the value of an accumulation unit was arbitrarily set at $10 when it was established. Accumulation unit values may increase or decrease from one valuation period to the next. A valuation period is the interval from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period. The Funds' investment performance, expenses, and the deduction of asset-based charges affect the accumulation unit value.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor is determined by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period, and subtracting from the result the valuation period equivalent of the annual administration and mortality and expense risk charges. Merrill Lynch Life may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See OTHER CHARGES on page 25).

The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.


DEATH BENEFIT

Prior to the annuity date, the Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies, regardless of investment experience. A Contract's death benefit is equal to the greater of
(a) the sum of the excess, if any, of premiums paid into Account A with interest on them from the date received at an interest rate compounded daily to yield 5% annually, over transfers to Account B and withdrawals from Account A multiplied by a rate compounded daily from the date of transfer or withdrawal to yield 5% annually, plus the value of Account B; or (b) the contract value. There are limits on the period during which interest will accrue for purposes of this calculation. For Contracts issued beginning June 1, 1995 (or later as state approvals are obtained), interest shall accrue only until the earliest of the last day of the 20th contract year, the last day of the contract year in which the contract owner (annuitant when the contract owner is not a natural person) attains age 80, or the date of the contract owner's (annuitant's when the contract owner is not a natural person) death. For Contracts issued prior to June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest shall accrue only until the last day of the 20th contract year. If the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the Contract's death benefit to the owner's beneficiary. Unless the beneficiary has been irrevocably designated, the contract owner may change the beneficiary at any time prior to the annuity date.

If the owner's beneficiary is his or her surviving spouse, the spouse may elect to continue the Contract in force on the same terms as applicable before the owner's death, and the spouse will then become the contract owner and the beneficiary until a new beneficiary is named.

The death benefit will be paid in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See ANNUITY OPTIONS on page 33.) However, if the contract owner dies before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to the surviving spouse. (See FEDERAL INCOME TAXES on page 34.)

The death benefit is determined as of the date Merrill Lynch Life receives due proof of death at its Service Center. Due proof of death is received as of the date Merrill Lynch Life receives a certified copy of the contract owner's death certificate, the Beneficiary Statement, and any other paperwork necessary to process the death claim. If other documents have not been received by the 60th day following receipt of the certified death certificate, due proof of death will be deemed to have been received and the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT

If the annuitant dies prior to the annuity date, and the annuitant is not the contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless the owner is not a natural person. If the contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.

If the annuitant dies after the annuity date, while guaranteed amounts remain unpaid, the contract owner may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge, determined as of the date the request is received. Where permitted by state regulation, once each contract year, contract owners may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge determined as of the date the request is received (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. Periodic transfers may be canceled by the contract owner at any time. Once canceled, they can not be activated again until the next contract year.

Generally, the amount transferred will be deducted on a pro rata basis from among the affected Account A subaccounts, on the basis of the contract owner's interest in each subaccount to the Account A account value, unless the contract owner requests otherwise. However, if the amount will be transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to the annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among Account A subaccounts may be made at a charge of $25 per transfer. Currently, there is no charge for additional transfers. The transfer charge will be deducted on a pro rata basis from among the subaccounts from which account value is being transferred. Merrill Lynch Life reserves the right to change the number of additional transfers permitted each contract year, as appropriate.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. Requests to transfer dollar amounts must be for at least $300 or the total value of a subaccount, if less. Requests to transfer a percentage of Account A value are also subject to a

$300 minimum, with allocations in increments that are even multiples of 10%. For example, 20% of the $1,500 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 15 1/2% may not.

Contract owners may make transfer requests in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, or another person designated by the owner, once Merrill Lynch Life receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Telephone transfer requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

DOLLAR COST AVERAGING

The Contract offers an additional optional transfer feature called Dollar Cost Averaging. This feature allows contract owners to reallocate value from the Account A Domestic Money Market Subaccount to any of the remaining Account A investment options. The main objective of the Dollar Cost Averaging feature is to shield investment from short term price fluctuations. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows contract owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

Amounts will be transferred monthly to the subaccounts specified by the contract owner. Amounts of $1,000 or more must be allotted for transfer each month in the Dollar Cost Averaging feature. Allocations must be designated in percentage increments that are even multiples of 10%. No specific dollar amount designations may be made. Merrill Lynch Life reserves the right to change these minimums.

Contract owners may apply for the Dollar Cost Averaging feature at any time prior to the annuity date. Dollar Cost Averaging transfers may continue for anywhere from 12 to 36 months (or to the annuity date, if earlier), subject to availability of Domestic Money Market Subaccount value for this purpose. When the Dollar Cost Averaging feature is elected, an amount equal to the total to be transferred during the term of the feature must have been deposited into the Domestic Money Market Subaccount. Should the owner's interest in the Domestic Money Market Subaccount drop below the selected monthly transfer amount, Merrill Lynch Life will notify the contract owner that an additional premium payment will be necessary in that subaccount if he or she wants to continue in the Dollar Cost Averaging feature.

The first Dollar Cost Averaging transfer will be effected on the first monthiversary date after Merrill Lynch Life receives the contract owner's election at its Service Center. Subsequent Dollar Cost Averaging transfers will take effect as of the end of the valuation period on each of the Contract's monthiversary dates.

There is no charge imposed on Dollar Cost Averaging transfers. These transfers are in addition to the annual transfers permitted under the Contract, as described above.

Dollar Cost Averaging is an investment strategy and does not guarantee an investment gain, nor will it protect against an investment loss when markets have declined.

MERRILL LYNCH RETIREMENT PLUS ADVISOR SM

Subject to certain eligibility requirements, a contract owner may elect to participate in the Merrill Lynch Retirement Plus Advisor SM ("RPA") program. Through RPA, premiums and Account A values are allocated and transferred periodically among the subaccounts of Account A, in accordance with an investment program developed by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") that is consistent with the contract owner's investment profile. MLPF&S is registered as an investment adviser under the Investment Advisers Act of 1940.

Prior to participating in this program, a contract owner must complete an RPA profiling questionnaire and client agreement for each contract under which Account A values will be allocated pursuant to the RPA program.

If premiums and Account A values under a contract are being invested pursuant to the RPA program, then Dollar Cost Averaging is not available for the contract. In addition, the contract owner's participation in the RPA program may be terminated in the discretion of MLPF&S if a contract owner requests a transfer while the RPA program is in effect; such contract owner-initiated transfers may be inconsistent with investment strategies being implemented through the program.

RPA program transfers of Account A values are not subject to any transfer charge. Fees associated with participation in the RPA program, which are imposed by MLPF&S are paid by the participating contract owner directly through the contract owner's Merrill Lynch brokerage account, and are not deducted from the contract value or imposed on the Accounts.

A contract owner wishing to participate in the RPA program should consult with his or her Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that a contract owner will attain his or her investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

WITHDRAWALS AND SURRENDERS

Withdrawals may be made from the Contract up to six times per contract year prior to the annuity date. The first withdrawal from Account A in any contract year will be effected as if gain in account value and premium not subject to a contingent deferred sales charge is withdrawn first, followed by premium on a "first-in, first-out" basis. A contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of (a) or (b) where (a) is 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge determined as of the date the request is received, less any prior amount withdrawn or transferred from Account A to Account B in the contract year, and (b) is the gain in Account A plus premiums allocated to Account A as of the date the request is received that are not subject to a contingent deferred sales charge.

Additionally, where permitted by state regulation, the amount withdrawn may be paid on a monthly, quarterly, semi-annual or annual basis, if the contract owner so elects. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See PENALTY TAXES on page 36.)

All subsequent withdrawals from Account A in the same contract year will be effected as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 24.)

There are no contingent deferred sales charges imposed on any withdrawals from Account B. In addition, no contingent deferred sales charge will be imposed on withdrawals from Account A on a Contract purchased by an employee of Merrill Lynch Life or its affiliates or purchased by the employee's spouse or dependents, where permitted by state regulation.

In addition, the contract owner may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. This optional automatic withdrawal program can be activated or canceled by the contract owner once each contract year. Once canceled, the program can not be activated again until the next contract year. Withdrawal amounts may be increased or decreased at any time, once Merrill Lynch Life receives a proper request at its Service Center. There are no contingent deferred sales charges imposed on automatic withdrawals from Account B. These withdrawals are in addition to the annual withdrawals permitted under the Contract, as described above. Automatic withdrawals may be included in the contract owner's gross income in the year in which the withdrawal occurs. (See DISTRIBUTIONS on page 35.) Withdrawals may be taxable and subject to a 10% tax penalty. (See PENALTY TAXES on page 36.)

If the contract owner has elected both the automatic withdrawal program and a withdrawal from Account A on a monthly, quarterly, semi-annual or annual basis, both forms of withdrawal must be paid out on the same date(s).

The minimum amount that may be withdrawn is $300. At least $2,000 must remain in the Contract after a withdrawal is made. Merrill Lynch Life reserves the right to change these minimums. Withdrawals will be effected as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Unless otherwise directed by the contract owner, withdrawals will be taken from subaccounts in the same proportion as the owner's contract value bears to the subaccounts of the Accounts from which the withdrawal is made. A withdrawal may be effected by telephone, once a proper authorization form is submitted to Merrill Lynch Life's Service Center, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. Otherwise, a withdrawal request must be submitted by the contract owner in writing to Merrill Lynch Life's Service Center. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

The Contract may be surrendered at any time prior to the annuity date. To surrender the Contract through a full withdrawal, the Contract must be delivered to Merrill Lynch Life's Service Center. The surrender will be effected as of the end of the valuation period on the date the Contract is received at Merrill Lynch Life's Service Center. The amount payable on surrender is the contract value as of the end of the valuation period when the surrender is effected, less any applicable contingent deferred sales charge, less the contract maintenance charge if the contract value is less than $50,000 and that valuation period is not a contract anniversary, less any applicable charge for premium taxes. (See CHARGES AND DEDUCTIONS on page 23.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 34.)

PAYMENTS TO CONTRACT OWNERS

Merrill Lynch Life will generally pay the amount of any withdrawal or surrender, any annuity payment or death benefit, minus any applicable charges, premium taxes or tax withholding, within seven days of receipt of a proper request at its Service Center. However, Merrill Lynch Life may delay the payment of any withdrawal, surrender, or death benefit, or the processing of any annuity payment or transfer request if (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday; (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
(c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Accounts or to determine the value of their assets; (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

ANNUITY DATE

The contract owner selects an annuity date when the Contract is applied for. The annuity date may be changed by telephone or by written notice submitted to Merrill Lynch Life's Service Center, up to 30 days prior to that date. Generally, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. For IRA Contracts, the annuity date may not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date. If no annuity date is chosen, the annuity date will automatically be the date on which the annuitant reaches age 85 or 70 1/2, as outlined above.

The first annuity payment will be made on the annuity date, and payments will continue thereafter according to the schedule of the annuity option selected.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in ANNUITY OPTIONS on page 33.

ANNUITY OPTIONS

The Contract provides a choice of fixed annuity payment options. If an annuity option is not chosen by the contract owner, Merrill Lynch Life will automatically effect the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). The annuity option may be changed up to 30 days prior to the annuity date. Merrill Lynch Life reserves the right to limit annuity options available to IRA contract owners to comply with provisions of the Internal Revenue Code or regulations thereunder. On the annuity date, the entire contract value, after a deduction for the cost of any applicable premium taxes, will be transferred to Merrill Lynch Life's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The dollar amount of annuity payments is determined by the contract value on the annuity date, applied to Merrill Lynch Life's then current annuity purchase rates. These rates will be furnished on request. The rates will never be less favorable than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to Merrill Lynch Life, resulting in an incorrect calculation of annuity payments on a Contract, future annuity payments on that Contract will be adjusted to reflect the correct age and/or sex. Any amount Merrill Lynch Life overpaid as the result of a misstatement will be deducted from future payments with 6% annual interest charges. Any amount Merrill Lynch Life underpaid as the result of a misstatement will be paid in full with the next payment made with 6% annual interest credited.

If the contract value on the annuity date, after the deduction for the cost of any applicable premium taxes, is less than $5,000 (or a different minimum amount, if required by state law), Merrill Lynch Life may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), the frequency of payments may be changed so that all payments will be at least $50 (or the minimum amount required by state law). Otherwise, the contract owner has the following annuity payment options. Merrill Lynch Life reserves the right to permit additional annuity payment options.

 . PAYMENTS OF A FIXED AMOUNT--Equal payments in an amount chosen by the contract owner will be guaranteed until the sum of all annuity payments equals the contract value transferred to Merrill Lynch Life's general account on the annuity date, adjusted for interest credited as shown in the Contract. The amount chosen must provide for payments for at least five years. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 . PAYMENTS FOR A FIXED PERIOD--Payments will be made for five years or a longer period if selected by the contract owner. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 .  *LIFE ANNUITY--Payments will be made for the life of the annuitant.
   Payments will cease with the last payment due before the annuitant's death.

 . LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies before the guarantee period ends, payments will be guaranteed for either 10 or 20 years as selected by the contract owner. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

 . LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies beforehand, payments will be guaranteed until the sum of all annuity payments equals the contract value transferred to Merrill Lynch Life's general account on the annuity date, adjusted for interest credited as shown in the Contract.

 . *JOINT AND SURVIVOR LIFE ANNUITY--Payments will be made for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

 . INDIVIDUAL RETIREMENT ACCOUNT ANNUITY--This annuity option is available only to IRA contract owners. Payments will be made annually based on either
   (a) the life expectancy of the owner/ annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value transferred to Merrill Lynch Life's general account, divided by the then current life expectancy chosen, as defined by Internal Revenue Service regulations. Payments will be made on each anniversary of the annuity date. If the measuring life or lives dies before the remaining value has been distributed, that value will be paid to the contract owner in a lump sum.

* These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

UNISEX

Generally, the Contract provides for sex-distinct annuity purchase rates for life annuities. However, in those states that have adopted regulations prohibiting sex-distinct rates, blended unisex annuity purchase rates for life annuities will be applied, whether the annuitant is male or female. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchasing the Contract should consult with their legal adviser to determine whether purchasing the Contract based on sex-distinct annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Merrill Lynch Life may offer such contract owners Contracts based on unisex annuity purchase rates.

                             FEDERAL INCOME TAXES

INTRODUCTION

The Contracts are designed for use in connection with retirement plans that are not qualified plans under the provisions of the Internal Revenue Code and also Individual Retirement Annuities (IRAs). The ultimate effect of federal income taxes on contract value, on annuity payments, and on the economic benefit to the contract owner, depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Accounts meet Internal Revenue Service diversification standards (discussed below) and on the tax status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all situations in which a person may by entitled to or may receive a distribution under the Contract. Contract owners should consult a competent tax adviser before initiating any transaction. This discussion is based on the Company's understanding of current federal income tax laws as currently interpreted by the Internal Revenue Service and generally does not discuss or consider any applicable state or other tax laws. No representation is made as to the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. MERRILL LYNCH LIFE DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

MERRILL LYNCH LIFE'S TAX STATUS

Merrill Lynch Life is taxed as a life insurance company under the Internal Revenue Code. The Accounts are not a separate entity and for tax purposes their operations are part of the

Company's. Therefore, the Company will be liable for any taxes attributable to the Accounts. Under existing federal income tax law the investment income of the Accounts is includable in the Company's gross income. Merrill Lynch Life currently incurs no income taxes on this income. Merrill Lynch Life reserves the right, however, to deduct from the Accounts any such taxes which are imposed on the investment earnings or taxes measured by or attributable to the receipt of premium.

TAXATION OF ANNUITIES

In General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, Merrill Lynch Life believes that the contract owner is not taxed on increases in the value of the Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified Contract to provide that
(a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner. Solely for purposes of applying the provisions of Section 72(s) of the Code, when nonqualified Contracts are held by other than a natural person, the death of, or change of, the annuitant is treated as the death of the contract owner.

The nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to IRAs.

Non-natural Owners

Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the Contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax adviser.

Distributions

The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income. With respect to nonqualified Contracts, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the Contract. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income under section 72(e) of the Internal Revenue Code to the extent that the net amount received exceeds the investment in the Contract. (For the tax treatment of any premium paid prior to August 14, 1982, under another annuity contract, which contract has been exchanged for this Contract, consult your tax adviser.) Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, the amount is taxed in the same manner as a full withdrawal; or (2) if distributed under a payment option, the amounts are taxed in the same manner as annuity payments. For both withdrawals and annuity payments under IRAs, there may be no cost basis in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable as ordinary income.

Multiple Annuity Contracts

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by Merrill Lynch Life (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Penalty Taxes

A penalty tax may be imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified Contracts and IRAs, with different exceptions for each. The exceptions applicable to both nonqualified Contracts and IRAs include (a) distributions made at or after the contract owner attains age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second designated person). In certain circumstances, other exceptions may apply. Other tax penalties may apply to certain distributions, loans and other transactions under IRAs.

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS

The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Accounts are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.

The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. Merrill Lynch Life, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. These differences could result in the owner being treated as the owner of the assets of the Accounts. Merrill Lynch Life reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Accounts for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

IRA CONTRACTS

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible, and on the time when distributions may commence and the duration of those distributions. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The ultimate effect of federal income taxes on the amounts contributed to and held under a Contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary depends on the tax and employment status of the individual concerned and on Merrill Lynch Life's tax status. In addition, certain requirements must be satisfied in purchasing an IRA with proceeds from a tax qualified retirement plan and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within seven days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent tax advice as to the suitability of the Contract for use with or as an IRA. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract (or this Contract along with one or more other annuity contracts) for one or more new annuity contracts may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

Unless the contract owner elects to the contrary, the taxable portion of any amounts received under the Contract will be subject to withholding to meet federal and state income tax obligations. The rate of withholding on annuity payments will generally be determined on the basis of the withholding certificate filed by the contract owner with Merrill Lynch Life. If no such certificate is filed, the contract owner will be treated, for purposes of determining the withholding rate, as a married person with three exemptions.

The rate of withholding on all other payments made under the Contract, such as amounts received upon withdrawals, will generally be 10%. Thus, if the contract owner fails to elect that there be no withholding, Merrill Lynch Life will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that is taxable. Merrill Lynch Life will provide the contract owner with forms and instructions concerning the right to elect that no amount be withheld from payments. Generally, there will be no withholding for taxes until payments are actually received under the Contract.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although, as of the date of this prospectus, Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

Merrill Lynch Life does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                               OTHER INFORMATION

VOTING RIGHTS

Merrill Lynch Life is the legal owner of all Fund shares held in the Accounts. As the owner, it has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective subaccounts for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.

Contract owners have voting rights prior to their annuity date. They may give voting instructions concerning (1) the election of the Funds' Board of Directors; (2) ratification of the Funds' independent accountant; (3) approval of the investment advisory agreement for a Fund corresponding to the contract owner's selected subaccounts; (4) any change in the fundamental investment policy of a Fund corresponding to the contract owner's selected subaccounts; and (5) any other matter requiring a vote of the Funds' shareholders. The number of shares for which a contract owner may give voting instructions prior to the annuity date is determined by dividing the contract owner's interest in a subaccount by the net asset value per share of the corresponding Fund. The number of shares for which contract owners may give voting instructions will be determined as of a record date chosen by Merrill Lynch Life. The record date will be no earlier than 90 days prior to the shareholder meeting.

After the annuity date, contract owners no longer have voting rights, since their contract value has then been moved out of the Funds.

Contract owners will receive periodic reports relating to the Funds in which they have an interest including proxy material and voting instruction forms.

REPORTS TO CONTRACT OWNERS

At least once each contract year prior to the annuity date, contract owners will be sent a statement that provides information pertinent to their own Contract. The statement will outline all Contract transactions during the year, the Contract's current number of accumulation units, the value of each accumulation unit, and the total contract value.

Contract owners will also be sent an annual and a semiannual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SELLING THE CONTRACT

Merrill Lynch, Pierce, Fenner & Smith Incorporated is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch, Pierce, Fenner & Smith Incorporated's principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of Merrill Lynch, Pierce, Fenner & Smith Incorporated who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts are sold and the Financial Consultants are compensated by Merrill Lynch Life Agencies and/or Merrill Lynch, Pierce, Fenner & Smith Incorporated. The maximum commission paid to the Financial Consultant is 2.0% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive compensation of no more than 1.4% of contract value not subject to a contingent deferred sales charge. Additional annual compensation of no more than 0.50% of contract value may also be paid to the Financial Consultant. Commission may be paid in the form of non-cash compensation, in accordance with NASD rules. No commission or annuity date compensation will be paid on Contracts purchased by employees of Merrill Lynch Life or its affiliates or Contracts purchased by the employees' spouses or dependents.

The maximum commission Merrill Lynch Life will pay to the applicable insurance agency to be used to pay commissions to Financial Consultants is 5.0% of each premium allocated to Separate Account A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than Merrill Lynch, Pierce, Fenner & Smith Incorporated registered representatives.

STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where Merrill Lynch Life does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. Merrill Lynch Life's books and accounts are subject to insurance department review at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Arkansas Insurance Department and under the auspices of the National Association of Insurance Commissioners.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. Merrill Lynch Life and Merrill Lynch, Pierce, Fenner & Smith Incorporated are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to its total assets. No litigation relates to the Accounts.

EXPERTS

The financial statements of Merrill Lynch Life as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Accounts as of December 31, 1996 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

  OTHER INFORMATION
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements
  CALCULATION OF YIELDS AND TOTAL RETURNS
  FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
   ACCOUNT A
  FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
   ACCOUNT B
  FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1997

            MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

            MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     MERRILL LYNCH LIFE INSURANCE COMPANY

                   HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                       JACKSONVILLE, FLORIDA 32231-4222
                          4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1997, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
OTHER INFORMATION........................................................   3
Principal Underwriter....................................................   3
Financial Statements.....................................................   3
Administrative Services Arrangements.....................................   3
CALCULATION OF YIELDS AND TOTAL RETURNS..................................   3
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
 ACCOUNT A............................................................... S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
 ACCOUNT B............................................................... S-
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY............. G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1996, 1995, and 1994, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $26.1 million, $24.2 million and $59.1 million respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS
The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1996, 1995 and 1994, Merrill Lynch Life paid administrative services fees of $44.5 million, $43.0 million, and $44.2 million respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS
From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge;
(2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES/UV) X (365/7)
Where:
NCF= the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES=       per unit expenses for the hypothetical account for the 7-day period.
UV=       the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1
Where:
NCF  =    the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES   =    per unit expenses of the hypothetical account for the 7-day period.
UV   =    the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1996 was 3.76%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1996 was 4.45%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS
From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period; as described below. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 X ((((NI - ES)/(U X UV)) + 1)6 - 1)

Where:
NI   =    net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.
ES   =    expenses of the subaccount for the 30-day or one-month period.
U    =    the average number of units outstanding.
UV   =    the unit value at the close of the last day in the 30-day or one-
          month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1996 was:

     NAME OF SUBACCOUNT                   YIELD
     ------------------                   -----
     Prime Bond                           4.77%
     High Current Income                  7.83%
     Global Bond Focus (formerly, World
      Income Focus)                       4.86%
     Government Bond (formerly,
      Intermediate Government Bond)       4.40%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1996, returns were:

                                                       1     5    10    SINCE
   NAME OF SUBACCOUNT                                YEAR   YEAR YEAR INCEPTION
   ------------------                                -----  ---- ---- ---------
   Prime Bond                                        -5.56% N/A  N/A     5.61%
   High Current Income                                2.60% N/A  N/A     8.82%
   Quality Equity                                     8.77% N/A  N/A     9.63%
   Equity Growth                                     -0.20% N/A  N/A     8.43%
   Natural Resources Focus*                           3.70% N/A  N/A     6.68%
   American Balanced*                                 1.10% N/A  N/A     7.33%
   Global Strategy Focus                              4.33% N/A  N/A     7.14%
   Basic Value Focus                                 11.05% N/A  N/A    13.81%
   Global Bond Focus (formerly, World Income Focus)  -0.52% N/A  N/A     4.71%
   Global Utility Focus*                              3.50% N/A  N/A     6.93%
   International Equity Focus                        -2.12% N/A  N/A     3.94%
   Government Bond (formerly, Intermediate
    Government Bond)                                 -5.00% N/A  N/A     3.90%
   Developing Capital Markets Focus                   1.27% N/A  N/A   --1.89%
   Index 500 Fund                                      N/A  N/A  N/A   --5.24%
   AIM V.I. Capital Appreciation                       N/A  N/A  N/A   --6.15%
   AIM V.I. Value                                      N/A  N/A  N/A   --3.98%
   Alliance Premier Growth                             N/A  N/A  N/A   --6.38%
   MFS Emerging Growth                                 N/A  N/A  N/A   --7.93%
   MFS Research                                        N/A  N/A  N/A   --5.65%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
--------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

                                          COMMENCED
     FUND                                 OPERATIONS
     ----                                 ----------
     Domestic Money Market                February 21, 1992
     Prime Bond                           April 29, 1982
     High Current Income                  April 29, 1982
     Quality Equity                       April 29, 1982
     Equity Growth                        April 29, 1982
     Natural Resources Focus*             June 1, 1988
     American Balanced*                   June 1, 1988
     Global Strategy Focus                February 21, 1992
     Basic Value Focus                    July 1, 1993
     Global Bond Focus (formerly, World
      Income Focus)                       July 1, 1993
     Global Utility Focus*                July 1, 1993
     International Equity Focus           July 1, 1993
     Government Bond (formerly,
      Intermediate Government Bond)       May 16, 1994
     Developing Capital Markets Focus     May 16, 1994
     Reserve Assets                       November 23, 1981
     Index 500 Fund                       December 18, 1996
     AIM V.I. Capital Appreciation        May 5, 1993
     AIM V.I. Value                       May 5, 1993
     Alliance Premier Growth              March 12, 1992
     MFS Emerging Growth Series           July 24, 1995
     MFS Research Series                  July 26, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                             TR = ((ERV/P)1/N) - 1

Where:

TR  =     the average annual total return net of subaccount recurring charges
          (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV = the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P   =     a hypothetical initial payment of $1,000.
N   =     the number of years in the period.

--------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 1996, returns not reflecting any contingent deferred sales charge were:

                                                       1     5    10    SINCE
   NAME OF SUBACCOUNT                                YEAR   YEAR YEAR INCEPTION
   ------------------                                -----  ---- ---- ---------
   Prime Bond                                         0.80% N/A  N/A     6.10%
   High Current Income                                9.57% N/A  N/A     9.26%
   Quality Equity                                    15.77% N/A  N/A    10.06%
   Equity Growth                                      6.56% N/A  N/A     8.88%
   Natural Resources Focus*                          10.70% N/A  N/A     7.16%
   American Balanced*                                 7.95% N/A  N/A     7.79%
   Global Strategy Focus                             11.33% N/A  N/A     7.61%
   Basic Value Focus                                 18.05% N/A  N/A    14.62%
   Global Bond Focus (formerly, World Income Focus)   6.21% N/A  N/A     5.71%
   Global Utility Focus*                             10.50% N/A  N/A     7.88%
   International Equity Focus                         4.49% N/A  N/A     4.96%
   Government Bond (formerly, Intermediate
    Government Bond)                                  1.40% N/A  N/A     5.66%
   Developing Capital Markets Focus                   8.14% N/A  N/A    -0.15%
   Index 500 Fund                                      N/A  N/A  N/A     1.14%
   AIM V.I. Capital Appreciation                       N/A  N/A  N/A     0.16%
   AIM V.I. Value                                      N/A  N/A  N/A     2.49%
   Alliance Premier Growth                             N/A  N/A  N/A    -0.08%
   MFS Emerging Growth                                 N/A  N/A  N/A    -1.75%
   MFS Research                                        N/A  N/A  N/A     0.70%

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account A (the "Account") as of December 31, 1996 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1996 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






January 21, 1997

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Domestic Money Market Fund                                  $          254,164,465             254,164,465  $          254,164,465
Prime Bond Fund                                                        477,753,926              39,390,465             469,140,433
High Current Income Fund                                               381,263,013              33,447,036             380,961,735
Quality Equity Fund                                                    583,996,787              20,933,524             687,247,607
Equity Growth Fund                                                     336,188,253              15,242,163             399,649,513
American Balanced Fund                                                 162,229,076              11,712,633             187,519,252
Natural Resources Focus Fund                                            35,925,503               3,186,045              41,800,912
Global Strategy Focus Fund                                             700,177,406              56,085,851             777,910,741
Global Utility Focus Fund                                              111,602,179              10,773,231             131,325,692
International Equity Focus Fund                                        300,251,501              27,071,847             314,845,575
Global Bond Focus Fund                                                  88,497,728               8,986,919              87,712,330
Basic Value Focus Fund                                                 365,579,446              30,826,359             454,380,535
Government Bond Fund                                                    82,009,428               7,997,406              83,173,020
Developing Capital Markets Focus Fund                                   77,242,565               7,916,381              79,559,689
Index 500 Fund                                                          10,331,894               1,032,908              10,503,117
                                                            -----------------------                         -----------------------
                                                            $        3,967,213,170                                   4,359,894,616
                                                            -----------------------                         -----------------------

Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
Premier Growth Portfolio                                                   146,041                   9,279                 145,684
                                                            -----------------------                         -----------------------
                                                                           146,041                                         145,684
                                                            -----------------------                         -----------------------

Investments in MFS Variable Insurance Trust (Note 1):
MFS Emerging Growth Series                                                 241,064                  17,775                 235,339
MFS Research Series                                                        256,255                  19,274                 253,065
                                                            -----------------------                         -----------------------
                                                                           497,319                                         488,404
                                                            -----------------------                         -----------------------

Investments in AIM Variable Insurance Funds, Inc. (Note 1):
AIM V.I. Value Fund                                                        301,946                  17,515                 306,168
AIM V.I. Capital Appreciation Fund                                         534,393                  27,412                 532,618
                                                            -----------------------                         -----------------------
                                                                           836,339                                         838,786
                                                            -----------------------                         -----------------------

TOTAL ASSETS                                                         3,968,692,869                                   4,361,367,490
                                                            =======================                         -----------------------

LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                              1,772,902
                                                                                                            -----------------------


NET ASSETS                                                                                                  $        4,359,594,588
                                                                                                            =======================

See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
================================================================================

                                                                                              1996                    1995
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $          305,335,555  $          151,411,178
 Mortality and Expense Charges (Note 3)                                                        (54,400,771)            (44,166,041)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                        250,934,784             107,245,137
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains:
 Net Realized Gains                                                                             20,682,599               6,592,597
 Net Unrealized Gains                                                                          101,585,937             372,724,044
                                                                                    ----------------------- -----------------------
  Net Realized and Unrealized Gains                                                            122,268,536             379,316,641
                                                                                    ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                     373,203,320             486,561,778
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                      507,916,019             490,341,573
 Transfer of Contract Owner Withdrawals                                                       (207,895,518)           (162,688,288)
 Transfers Out - Net                                                                           (25,471,251)            (17,547,961)
 Transfer of Contract Maintenance Charges (Note 3)                                              (1,481,625)             (1,449,696)
 Transfers from (to) General Account - Net                                                         827,514              (6,559,424)
                                                                                    ----------------------- -----------------------
   Increase in Net Assets
    Resulting from Principal Transactions                                                      273,895,139             302,096,204
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                         647,098,459             788,657,982
Net Assets Beginning Balance                                                                 3,712,496,129           2,923,838,147
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $        4,359,594,588  $        3,712,496,129
                                                                                    ======================= =======================




See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


1. Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty investment divisions as follows:

   -  Merrill Lynch Variable Series Funds, Inc.:  Fifteen of
      the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. (See Note 5.) Three of the investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund were closed to allocations of premiums and contract value following the close of business on December 6, 1996.
   -  Alliance  Variable Products Series  Fund,  Inc.:   One
      investment division invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc..
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust.
   - AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account A:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.


   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Separate Account A.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. The net assets attributable to Merrill Lynch Life in Separate Account A represent an investment in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks. Excess amounts retained in Separate Account A may be transferred by Merrill Lynch Life to the general account.

5. Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund, and the Fund's investment objective was modified.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                      Total
                                                                    Separate                  Total                   Total
                                                                     Account                Contracts              Investment
                                                            ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                       $          305,335,555  $          304,928,917  $              406,638
 Mortality and Expense Charges                                         (54,400,771)            (54,400,771)                      0
                                                            ----------------------- ----------------------- -----------------------
  Net Investment Income                                                250,934,784             250,528,146                 406,638
                                                            ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains:
Net Realized Gains                                                      20,682,599              20,576,844                 105,755
Net Unrealized Gains                                                   101,585,937             101,253,144                 332,793
                                                            ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains                                    122,268,536             121,829,988                 438,548
                                                            ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                             373,203,320             372,358,134                 845,186
                                                            ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              507,916,019             507,916,019                       0
 Transfer of Contract Owner Withdrawals                               (207,895,518)           (207,895,518)                      0
 Transfers Out - Net                                                   (25,471,251)            (25,471,251)                      0
 Transfer of Contract Maintenance Charges                               (1,481,625)             (1,481,625)                      0
 Transfers From General Account - Net                                      827,514                       0                 827,514
                                                            ----------------------- ----------------------- -----------------------
  Increase in Net Assets
    Resulting from Principal Transactions                              273,895,139             273,067,625                 827,514
                                                            ----------------------- ----------------------- -----------------------

Increase in Net Assets                                                 647,098,459             645,425,759               1,672,700
Net Assets Beginning Balance                                         3,712,496,129           3,704,000,339               8,495,790
                                                            ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                   $        4,359,594,588  $        4,349,426,098  $           10,168,490
                                                            ======================= ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                      Total
                                                                    Separate                  Total                   Total
                                                                     Account                Contracts              Investment
                                                            ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                       $          151,411,178  $          151,033,972  $              377,206
 Mortality and Expense Charges                                         (44,166,041)            (44,166,041)                      0
                                                            ----------------------- ----------------------- -----------------------
  Net Investment Income                                                107,245,137             106,867,931                 377,206
                                                            ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                             6,592,597               6,962,041                (369,444)
 Net Unrealized Gains                                                  372,724,044             372,339,052                 384,992
                                                            ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains                                    379,316,641             379,301,093                  15,548
                                                            ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                             486,561,778             486,169,024                 392,754
                                                            ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              490,341,573             490,341,573                       0
 Transfer of Contract Owner Withdrawals                               (162,688,288)           (162,688,288)                      0
 Transfers Out - Net                                                   (17,547,961)            (17,547,961)                      0
 Transfer of Contract Maintenance Charges                               (1,449,696)             (1,449,696)                      0
 Transfers to General Account - Net                                     (6,559,424)                      0              (6,559,424)
                                                            ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                               302,096,204             308,655,628              (6,559,424)
                                                            ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                      788,657,982             794,824,652              (6,166,670)
Net Assets Beginning Balance                                         2,923,838,147           2,909,175,687              14,662,460
                                                            ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                   $        3,712,496,129  $        3,704,000,339  $            8,495,790
                                                            ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              304,928,917  $               12,769,857  $               28,083,697
 Mortality and Expense Charges                                  (54,400,771)                 (3,463,704)                 (5,804,156)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  250,528,146                   9,306,153                  22,279,541
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                     20,576,844                           0                     197,812
 Net Unrealized Gains (Losses)                                  101,253,144                           0                 (17,404,424)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    121,829,988                           0                 (17,206,612)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      372,358,134                   9,306,153                   5,072,929
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       507,916,019                 431,768,672                   4,701,553
 Transfer of Contract Owner Withdrawals                        (207,895,518)                (23,361,863)                (24,893,231)
 Transfers In (Out) - Net                                       (25,471,251)               (447,973,179)                 64,861,016
 Transfer of Contract Maintenance Charges                        (1,481,625)                    (60,674)                   (142,790)
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        273,067,625                 (39,627,044)                 44,526,548
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               645,425,759                 (30,320,891)                 49,599,477
Net Assets Beginning Balance                                  3,704,000,339                 284,378,353                 419,350,194
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            4,349,426,098  $              254,057,462  $              468,949,671
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                                      22,091,953.2                34,996,244.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1996                                 $                     11.50 $                     13.40
                                                                             =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                             High
                                                            Current                     Quality                     Equity
                                                            Income                      Equity                      Growth
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               33,137,129  $               84,157,165  $               40,488,061
 Mortality and Expense Charges                                   (4,816,499)                 (8,254,005)                 (4,842,675)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   28,320,630                  75,903,160                  35,645,386
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (431,269)                  2,287,500                   2,353,856
 Net Unrealized Gains (Losses)                                    5,310,002                  15,233,629                 (15,848,534)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      4,878,733                  17,521,129                 (13,494,678)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       33,199,363                  93,424,289                  22,150,708
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         8,705,380                  11,097,642                   9,887,726
 Transfer of Contract Owner Withdrawals                         (19,067,263)                (28,796,257)                (15,308,291)
 Transfers In (Out) - Net                                        33,144,580                  62,791,585                  81,391,997
 Transfer of Contract Maintenance Charges                          (126,439)                   (234,486)                   (130,664)
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         22,656,258                  44,858,484                  75,840,768
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                55,855,621                 138,282,773                  97,991,476
Net Assets Beginning Balance                                    324,951,278                 548,685,141                 301,495,569
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              380,806,899  $              686,967,914  $              399,487,045
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          24,631,752.8                42,908,676.7                26,282,042.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     15.46 $                     16.01 $                     15.20
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                                                    Natural
                                                           Flexible                    American                    Resources
                                                           Strategy                    Balanced                      Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               44,477,092  $                7,239,257  $                1,337,540
 Mortality and Expense Charges                                   (3,292,483)                 (2,575,354)                   (567,041)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   41,184,609                   4,663,903                     770,499
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      2,525,056                   3,436,706                     788,059
 Net Unrealized Gains (Losses)                                  (13,916,660)                  6,783,279                   3,040,336
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    (11,391,604)                 10,219,985                   3,828,395
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       29,793,005                  14,883,888                   4,598,894
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         3,517,990                   2,796,890                   1,025,133
 Transfer of Contract Owner Withdrawals                         (12,485,629)                (10,664,004)                 (2,332,333)
 Transfers In (Out) - Net                                       (13,999,757)                 (6,521,763)                   (888,528)
 Transfer of Contract Maintenance Charges                          (106,757)                    (76,755)                    (13,837)
 Transfer of Merged Funds (Note 5)                             (263,621,085)                          0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                       (286,695,238)                (14,465,632)                 (2,209,565)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                              (256,902,233)                    418,256                   2,389,329
Net Assets Beginning Balance                                    256,902,233                 187,024,696                  39,394,602
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                        0  $              187,442,952  $               41,783,931
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                   0.0                12,953,901.3                 2,971,830.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                      0.00 $                     14.47 $                     14.06
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                            Global                      Global                   International
                                                           Strategy                     Utility                     Equity
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               11,889,024  $                6,283,801  $                3,404,013
 Mortality and Expense Charges                                   (7,207,973)                 (1,849,080)                 (3,910,354)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    4,681,051                   4,434,721                    (506,341)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      6,709,117                   2,552,957                     524,063
 Net Unrealized Gains (Losses)                                   46,086,216                   7,317,385                  13,362,729
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     52,795,333                   9,870,342                  13,886,792
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       57,476,384                  14,305,063                  13,380,451
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         9,160,911                   2,466,876                   6,673,370
 Transfer of Contract Owner Withdrawals                         (25,295,028)                 (7,622,746)                (13,085,931)
 Transfers In (Out) - Net                                       (32,338,973)                (16,909,768)                 62,137,992
 Transfer of Contract Maintenance Charges                          (233,094)                    (53,892)                   (114,701)
 Transfer of Merged Funds (Note 5)                              263,621,085                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        214,914,901                 (22,119,530)                 55,610,730
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               272,391,285                  (7,814,467)                 68,991,181
Net Assets Beginning Balance                                    505,203,452                 139,086,815                 245,726,554
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              777,594,737  $              131,272,348  $              314,717,735
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          54,187,786.6                10,020,789.9                26,446,868.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     14.35 $                     13.10 $                     11.90
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                            Global                       Basic
                                                             Bond                        Value                   International
                                                             Focus                       Focus                       Bond
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                6,323,251  $               19,630,641  $                1,074,729
 Mortality and Expense Charges                                   (1,084,593)                 (4,888,588)                   (178,095)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    5,238,658                  14,742,053                     896,634
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (828,024)                    351,122                      23,818
 Net Unrealized Gains (Losses)                                      657,507                  47,906,465                    (504,487)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (170,517)                 48,257,587                    (480,669)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,068,141                  62,999,640                     415,965
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,221,287                   9,988,568                   1,052,700
 Transfer of Contract Owner Withdrawals                          (4,443,757)                (14,687,789)                   (600,784)
 Transfers In (Out) - Net                                        (3,466,879)                117,643,971                    (937,300)
 Transfer of Contract Maintenance Charges                           (25,783)                   (121,626)                     (4,065)
 Transfer of Merged Funds (Note 5)                               13,511,225                           0                 (13,511,225)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          6,796,093                 112,823,124                 (14,000,674)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                11,864,234                 175,822,764                 (13,584,709)
Net Assets Beginning Balance                                     75,812,450                 278,372,565                  13,584,709
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               87,676,684  $              454,195,329  $                        0
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                           7,186,613.4                28,054,066.0                         0.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     12.20 $                     16.19 $                      0.00
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                      Developing
                                                          Government               Capital Markets                  Index
                                                             Bond                        Focus                       500
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,488,502  $                1,139,526  $                        0
 Mortality and Expense Charges                                     (768,612)                   (896,744)                       (158)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,719,890                     242,782                        (158)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                         71,965                      14,106                           0
 Net Unrealized Gains (Losses)                                   (1,017,190)                  4,250,983                       2,732
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (945,225)                  4,265,089                       2,732
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,774,665                   4,507,871                       2,574
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,093,829                   2,705,741                           0
 Transfer of Contract Owner Withdrawals                          (2,101,440)                 (3,146,906)                          0
 Transfers In (Out) - Net                                        43,351,696                  30,485,503                     331,916
 Transfer of Contract Maintenance Charges                           (12,404)                    (23,658)                          0
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         42,331,681                  30,020,680                     331,916
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                44,106,346                  34,528,551                     334,490
Net Assets Beginning Balance                                     39,032,834                  44,998,894                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               83,139,180  $               79,527,445  $                  334,490
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                           7,173,354.6                 7,960,705.2                    33,052.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     11.59 $                      9.99 $                     10.12
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                          MFS
                                                            Premier                    Emerging                       MFS
                                                            Growth                      Growth                     Research
                                                          Portfolio                     Series                      Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                    1,984  $                    3,648
 Mortality and Expense Charges                                          (69)                       (105)                       (112)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                          (69)                      1,879                       3,536
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              0                           0                           0
 Net Unrealized Gains (Losses)                                         (357)                     (5,725)                     (3,190)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                           (357)                     (5,725)                     (3,190)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                             (426)                     (3,846)                        346
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             6,876                      25,125                       9,875
 Transfer of Contract Owner Withdrawals                                   0                           0                           0
 Transfers In (Out) - Net                                           139,175                     213,964                     242,741
 Transfer of Contract Maintenance Charges                                 0                           0                           0
 Transfer of Merged Funds (Note 5)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            146,051                     239,089                     252,616
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   145,625                     235,243                     252,962
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                  145,625  $                  235,243  $                  252,962
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                              14,562.5                    23,931.1                    25,095.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     10.00 $                      9.83 $                     10.08
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 =======================================================
                                                                                      AIM V.I.
                                                           AIM V.I.                    Capital
                                                            Value                    Appreciation
                                                             Fund                        Fund
                                                 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                        0
 Mortality and Expense Charges                                         (132)                       (239)
                                                 --------------------------- ---------------------------
  Net Investment Income (Loss)                                         (132)                       (239)
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              0                           0
 Net Unrealized Gains (Losses)                                        4,224                      (1,776)
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                          4,224                      (1,776)
                                                 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            4,092                      (2,015)
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             3,000                       6,875
 Transfer of Contract Owner Withdrawals                                   0                      (2,266)
 Transfers In (Out) - Net                                           298,953                     529,807
 Transfer of Contract Maintenance Charges                                 0                           0
 Transfer of Merged Funds (Note 5)                                        0                           0
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            301,953                     534,416
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   306,045                     532,401
Net Assets Beginning Balance                                              0                           0
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $                  306,045  $                  532,401
                                                 =========================== ===========================

Units Outstanding at December 31, 1996                              29,828.9                    53,080.9
                                                 =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     10.26 $                     10.03
                                                 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $              151,033,972  $               16,479,639  $               25,951,696
 Mortality and Expense Charges                                  (44,166,041)                 (4,045,519)                 (5,028,679)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                  106,867,931                  12,434,120                  20,923,017
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      6,962,041                           0                    (356,839)
 Net Unrealized Gains                                           372,339,052                           0                  42,625,400
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                    379,301,093                           0                  42,268,561
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                      486,169,024                  12,434,120                  63,191,578
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       490,341,573                 440,022,628                   3,391,362
 Transfer of Contract Owner Withdrawals                        (162,688,288)                (23,965,595)                (21,433,228)
 Transfers In (Out) - Net                                       (17,547,961)               (488,611,227)                 47,690,659
 Transfer of Contract Maintenance Charges                        (1,449,696)                    (72,417)                   (150,384)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        308,655,628                 (72,626,611)                 29,498,409
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               794,824,652                 (60,192,491)                 92,689,987
Net Assets Beginning Balance                                  2,909,175,687                 344,570,844                 326,660,207
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $            3,704,000,339  $              284,378,353  $              419,350,194
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1995                                                      25,642,773.0                31,553,814.4
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1995                                 $                     11.09 $                     13.29
                                                                             =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                             High
                                                            Current                     Quality                     Equity
                                                            Income                      Equity                      Growth
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               27,789,439  $               14,949,722  $                  780,583
 Mortality and Expense Charges                                   (3,819,508)                 (6,269,506)                 (2,953,448)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   23,969,931                   8,680,216                  (2,172,865)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                         10,043                     433,698                   1,469,424
 Net Unrealized Gains                                            15,684,422                  79,670,614                  79,091,529
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     15,694,465                  80,104,312                  80,560,953
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       39,664,396                  88,784,528                  78,388,088
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         5,991,671                   7,230,288                   5,551,638
 Transfer of Contract Owner Withdrawals                         (13,985,937)                (19,106,957)                 (8,706,525)
 Transfers In (Out) - Net                                        64,678,623                  89,635,805                  79,442,340
 Transfer of Contract Maintenance Charges                          (120,245)                   (213,807)                    (96,797)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         56,564,112                  77,545,329                  76,190,656
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                96,228,508                 166,329,857                 154,578,744
Net Assets Beginning Balance                                    228,722,770                 382,355,284                 146,916,825
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              324,951,278  $              548,685,141  $              301,495,569
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1995                          23,078,926.0                39,846,415.5                21,157,583.8
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1995     $                     14.08 $                     13.77 $                     14.25
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                                                    Natural
                                                           Flexible                    American                    Resources
                                                           Strategy                    Balanced                      Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               10,213,259  $                6,247,498  $                  758,567
 Mortality and Expense Charges                                   (3,192,065)                 (2,247,732)                   (526,327)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    7,021,194                   3,999,766                     232,240
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      1,099,393                   1,158,637                     225,946
 Net Unrealized Gains                                            26,726,526                  23,405,998                   3,629,294
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     27,825,919                  24,564,635                   3,855,240
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       34,847,113                  28,564,401                   4,087,480
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         3,284,732                   2,114,703                     498,136
 Transfer of Contract Owner Withdrawals                         (13,461,076)                 (8,311,104)                 (2,310,667)
 Transfers In (Out) - Net                                        20,913,536                  27,321,045                   1,452,148
 Transfer of Contract Maintenance Charges                          (118,347)                    (78,861)                    (15,002)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         10,618,845                  21,045,783                    (375,385)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                45,465,958                  49,610,184                   3,712,095
Net Assets Beginning Balance                                    211,436,275                 137,414,512                  35,682,507
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              256,902,233  $              187,024,696  $               39,394,602
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1995                          19,761,710.2                13,988,384.1                 3,136,512.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1995     $                     13.00 $                     13.37 $                     12.56
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                            Global                      Global                   International
                                                           Strategy                     Utility                     Equity
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               15,984,684  $                4,836,146  $                8,700,233
 Mortality and Expense Charges                                   (6,500,391)                 (1,698,835)                 (3,040,161)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    9,484,293                   3,137,311                   5,660,072
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      3,446,474                    (242,770)                   (181,038)
 Net Unrealized Gains                                            29,146,736                  23,241,498                   3,464,587
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     32,593,210                  22,998,728                   3,283,549
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       42,077,503                  26,136,039                   8,943,621
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         6,442,286                   1,378,113                   4,124,254
 Transfer of Contract Owner Withdrawals                         (21,136,629)                 (6,681,763)                 (9,508,795)
 Transfers In (Out) - Net                                        (2,018,200)                   (225,794)                 12,341,367
 Transfer of Contract Maintenance Charges                          (261,778)                    (63,674)                   (118,463)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (16,974,321)                 (5,593,118)                  6,838,363
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                25,103,182                  20,542,921                  15,781,984
Net Assets Beginning Balance                                    480,100,270                 118,543,894                 229,944,570
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              505,203,452  $              139,086,815  $              245,726,554
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1995                          39,315,443.7                11,837,175.7                21,726,485.8
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1995     $                     12.85 $                     11.75 $                     11.31
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                            Global                       Basic
                                                             Bond                        Value                   International
                                                             Focus                       Focus                       Bond
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                6,351,494  $                9,704,167  $                  482,813
 Mortality and Expense Charges                                     (968,000)                 (2,947,756)                   (100,068)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    5,383,494                   6,756,411                     382,745
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                       (650,159)                    635,977                      53,353
 Net Unrealized Gains                                             5,380,957                  37,451,975                     508,932
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      4,730,798                  38,087,952                     562,285
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       10,114,292                  44,844,363                     945,030
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           677,850                   5,962,005                     210,741
 Transfer of Contract Owner Withdrawals                          (3,774,369)                 (7,991,043)                   (274,296)
 Transfers In (Out) - Net                                          (654,289)                 83,235,916                   8,090,958
 Transfer of Contract Maintenance Charges                           (28,205)                    (86,932)                     (2,684)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (3,779,013)                 81,119,946                   8,024,719
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 6,335,279                 125,964,309                   8,969,749
Net Assets Beginning Balance                                     69,477,171                 152,408,256                   4,614,960
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               75,812,450  $              278,372,565  $               13,584,709
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1995                           6,621,174.7                20,468,571.0                 1,191,641.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1995     $                     11.45 $                     13.60 $                     11.40
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 =======================================================
                                                                                       Developing
                                                          Government                 Capital Markets
                                                             Bond                        Focus
                                                             Fund                        Fund
                                                 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,570,645  $                  233,387
 Mortality and Expense Charges                                     (365,071)                   (462,975)
                                                 --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,205,574                    (229,588)
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                         28,106                    (168,204)
 Net Unrealized Gains                                             2,215,814                      94,770
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      2,243,920                     (73,434)
                                                 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        3,449,494                    (303,022)
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,534,590                   1,926,576
 Transfer of Contract Owner Withdrawals                            (793,709)                 (1,246,595)
 Transfers In (Out) - Net                                        19,880,371                  19,278,781
 Transfer of Contract Maintenance Charges                            (6,974)                    (15,126)
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         20,614,278                  19,943,636
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                24,063,772                  19,640,614
Net Assets Beginning Balance                                     14,969,062                  25,358,280
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $               39,032,834  $               44,998,894
                                                 =========================== ===========================

Units Outstanding at December 31, 1995                           3,417,936.4                 4,912,543.0
                                                 =========================== ===========================
Accumulation Unit Value at December 31, 1995     $                     11.42 $                      9.16
                                                 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================
                                                                                        Global
                                                                                         Bond                    International
                                                            Total                        Focus                       Bond
                                                          Investment                     Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                  406,638  $                        0  $                  285,799
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                             406,638                           0                     285,799
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains                                                  105,755                       2,155                      60,210
Net Unrealized Gains (Losses)                                       332,793                           0                    (181,045)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        438,548                       2,155                    (120,835)
                                                 --------------------------- --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          845,186                       2,155                     164,964
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers (to) from General Account - Net                          827,514                      (2,155)                 (3,847,581)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            827,514                      (2,155)                 (3,847,581)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 1,672,700                           0                  (3,682,617)
Net Assets Beginning Balance                                      8,495,790                           0                   3,682,617
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               10,168,490  $                        0  $                        0
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                 Divisions Investing In
                                                 =======================================================
                                                          Developing
                                                            Capital                      Index
                                                            Markets                      500
                                                          Focus Fund                     Fund
                                                 =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                  120,839  $                        0
                                                 --------------------------- ---------------------------
  Net Investment Income                                             120,839                           0
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains                                                   43,390                           0
Net Unrealized Gains (Losses)                                       345,348                     168,490
                                                 --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        388,738                     168,490
                                                 --------------------------- ---------------------------

Increase in Net Assets
 Resulting from Operations                                          509,577                     168,490
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers (to) from General Account - Net                       (5,322,750)                 10,000,000
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (5,322,750)                 10,000,000
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (4,813,173)                 10,168,490
Net Assets Beginning Balance                                      4,813,173                           0
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $                        0  $               10,168,490
                                                 =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===================================================================================

                                                                                    International                 Government
                                                            Total                        Bond                        Bond
                                                          Investment                     Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income:
 Reinvested Dividends                            $                  377,206  $                  282,700  $                   25,624
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income                                             377,206                     282,700                      25,624
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses)                                        (369,444)                     48,952                      (8,035)
Net Unrealized Gains                                                384,992                     332,329                       6,011
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                         15,548                     381,281                      (2,024)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          392,754                     663,981                      23,600
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfers to General Account - Net                              (6,559,424)                 (2,000,000)                 (2,059,424)
                                                 --------------------------- --------------------------- ---------------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                         (6,559,424)                 (2,000,000)                 (2,059,424)
                                                 --------------------------- --------------------------- ---------------------------
Decrease in Net Assets                                           (6,166,670)                 (1,336,019)                 (2,035,824)
Net Assets Beginning Balance                                     14,662,460                   5,018,636                   2,035,824
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                8,495,790  $                3,682,617  $                        0
                                                 =========================== =========================== ===========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS INVESTMENT OF MERRILL LYNCH LIFE INSURANCE COMPANY
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                 Divisions Investing In
                                                 ===========================
                                                          Developing
                                                            Capital
                                                            Markets
                                                          Focus Fund
                                                 ===========================
Investment Income:
 Reinvested Dividends                            $                   68,882
                                                 ---------------------------
  Net Investment Income                                              68,882
                                                 ---------------------------

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses)                                        (410,361)
Net Unrealized Gains                                                 46,652
                                                 ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (363,709)
                                                 ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                         (294,827)
                                                 ---------------------------

Changes from Principal Transactions:
 Transfers to General Account - Net                              (2,500,000)
                                                 ---------------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                         (2,500,000)
                                                 ---------------------------
Decrease in Net Assets                                           (2,794,827)
Net Assets Beginning Balance                                      7,608,000
                                                 ---------------------------
Net Assets Ending Balance                        $                4,813,173
                                                 ===========================


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account B (the "Account") as of December 31, 1996 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1996 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.





January 21, 1997

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Reserve Assets Fund                                          $           10,499,662              10,499,662  $           10,499,662







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $           10,499,662                                      10,499,662
                                                             =======================                         -----------------------









LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                                   2,080
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                             2,080
                                                                                                             -----------------------
NET ASSETS                                                                                                   $           10,497,582
                                                                                                             =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
================================================================================

                                                                                               1996                    1995
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $              530,920  $              671,440
 Mortality and Expense Charges (Note 3)                                                             (69,404)                (79,556)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                             461,516                 591,884
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                          461,516                 591,884
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                         1,559,526               3,128,696
 Transfer of Contract Owner Withdrawals                                                         (28,394,316)            (23,838,784)
 Transfers In - Net                                                                              25,559,441              17,599,914
 Transfer of Contract Maintenance Charges (Note 3)                                                   (3,394)                 (4,265)
                                                                                     ----------------------- -----------------------
 Decrease in Net Assets
   Resulting from Principal Transactions                                                         (1,278,743)             (3,114,439)
                                                                                     ----------------------- -----------------------

Decrease in Net Assets                                                                             (817,227)             (2,522,555)
Net Assets Beginning Balance                                                                     11,314,809              13,837,364
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $           10,497,582  $           11,314,809
                                                                                     ======================= =======================

                                                                                       Division Investing In
                                                                                     ===============================================
                                                                                              Reserve                 Reserve
                                                                                              Assets                  Assets
                                                                                               Fund                    Fund
                                                                                               1996                    1995
                                                                                     ======================= =======================
Units Outstanding at December 31,                                                                  890,380.2             1,002,197.4
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                 11.79 $                 11.29
                                                                                     ======================= =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  Arkansas State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account B:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1996 and 1995, and the related statements of earnings, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.





February 24, 1997

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1996 AND 1995
(Dollars in Thousands)

                                                                                         1996                 1995
                                                                                   --------------        --------------
Assets
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1996 - $3,232,643; 1995 - $3,648,983)                           $  3,301,588          $  3,807,870
 Equity securities, at estimated fair value
   (cost: 1996 - $32,988; 1995 - $19,683)                                                 35,977                21,433
 Mortgage loans                                                                           70,503               121,248
 Real estate held-for-sale                                                                28,851                 5,874
 Policy loans on insurance contracts                                                   1,092,071             1,039,267
                                                                                   --------------        --------------
   Total Investments                                                                   4,528,990             4,995,692
                                                                                   --------------        --------------

CASH AND CASH EQUIVALENTS                                                                 94,991                48,924
ACCRUED INVESTMENT INCOME                                                                 86,186                91,942
DEFERRED POLICY ACQUISITION COSTS                                                        366,461               372,418
FEDERAL INCOME TAXES - DEFERRED                                                                -                 2,222
REINSURANCE RECEIVABLES                                                                    2,642                 1,552
OTHER ASSETS                                                                              42,861                54,900
SEPARATE ACCOUNTS ASSETS                                                               7,615,362             6,834,353
                                                                                   --------------        --------------
TOTAL ASSETS                                                                        $ 12,737,493          $ 12,402,003
                                                                                   ==============        ==============











See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1996 AND 1995
(continued)(Dollars in Thousands)

                                                                                        1996                 1995
                                                                                   --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                                  $  4,480,048          $  4,851,718
   Claims and claims settlement expenses                                                  39,666                29,812
                                                                                   --------------        --------------
          Total policy liabilities and accruals                                        4,519,714             4,881,530

 OTHER POLICYHOLDER FUNDS                                                                 19,420                13,607
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  18,773                21,144
 FEDERAL INCOME TAXES - DEFERRED                                                           6,714                     -
 FEDERAL INCOME TAXES - CURRENT                                                           20,968                 7,033
 AFFILIATED PAYABLES - NET                                                                 6,164                 2,429
 OTHER LIABILITIES                                                                        50,726                53,566
 SEPARATE ACCOUNTS LIABILITIES                                                         7,605,194             6,825,857
                                                                                   --------------        --------------
          Total Liabilities                                                           12,247,673            11,805,166
                                                                                   --------------        --------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                                      2,000                 2,000
 Additional paid-in capital                                                              402,937               501,455
 Retained earnings                                                                        79,387                76,482
 Net unrealized investment gain on investment securities                                   5,496                16,900
                                                                                   --------------        --------------
          Total Stockholder's Equity                                                     489,820               596,837
                                                                                   --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                          $ 12,737,493          $ 12,402,003
                                                                                   ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                         1996               1995                1994
                                                                      -----------       -----------         -----------
REVENUES:
 Investment revenue:
   Net investment income                                               $ 336,661          $ 376,166          $ 433,536
   Net realized investment gains (losses)                                  8,862              4,525            (14,543)
 Policy charge revenue                                                   158,829            141,722            126,284
                                                                      -----------        -----------        -----------
        Total Revenues                                                   504,352            522,413            545,277
                                                                      -----------        -----------        -----------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    235,255            261,760            313,585
 Market value adjustment expense                                           6,071              5,805              6,307
 Policy benefits (net of reinsurance recoveries: 1996 - $8,317;
   1995 - $6,482; 1994 - $6,338)                                          21,052             19,374             16,858
 Reinsurance premium ceded                                                15,582             13,896             13,909
 Amortization of deferred policy acquisition costs                        62,036             58,669             69,662
 Insurance expenses and taxes                                             47,077             44,124             35,073
                                                                      -----------        -----------        -----------
        Total Benefits and Expenses                                      387,073            403,628            455,394
                                                                      -----------        -----------        -----------
        Earnings Before Federal Income Tax Provision                     117,279            118,785             89,883
                                                                      -----------        -----------        -----------
FEDERAL INCOME TAX PROVISION:
 Current                                                                  22,814             38,335             22,503
 Deferred                                                                 15,078              3,968              1,375
                                                                      -----------        -----------        -----------
        Total Federal Income Tax Provision                                37,892             42,303             23,878
                                                                      -----------        -----------        -----------

NET EARNINGS                                                           $  79,387          $  76,482          $  66,005
                                                                      ===========        ===========        ===========








See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                                                        Net
                                                             Additional                              unrealized            Total
                                            Common            paid-in              Retained          investment        stockholder's
                                            stock             capital              earnings          gain (loss)           equity
                                        ------------        ------------        ------------        ------------       -------------
BALANCE, JANUARY 1, 1994                 $    2,000          $  637,590          $   47,860          $     (395)         $  687,055

 Dividend to Parent                                            (102,140)            (47,860)                               (150,000)
 Net earnings                                                                        66,005                                  66,005
 Net unrealized investment loss                                                                         (43,489)            (43,489)
                                        ------------        ------------        ------------        ------------        ------------

BALANCE, DECEMBER 31, 1994                    2,000             535,450              66,005             (43,884)            559,571

 Dividend to Parent                                             (33,995)             (66,005)                              (100,000)
 Net earnings                                                                         76,482                                 76,482
 Net unrealized investment gain                                                                          60,784              60,784
                                        ------------        ------------        -------------       ------------        ------------

BALANCE, DECEMBER 31, 1995                    2,000             501,455               76,482             16,900             596,837

 Dividend to Parent                                             (98,518)             (76,482)                              (175,000)
 Net earnings                                                                         79,387                                 79,387
 Net unrealized investment loss                                                                         (11,404)            (11,404)
                                        ------------        ------------        -------------       ------------        ------------

BALANCE, DECEMBER 31, 1996               $    2,000          $  402,937           $   79,387         $    5,496          $  489,820
                                        ============        ============        =============       ============        ============
















See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
OPERATING ACTIVITIES:
 Net earnings                                                          $  79,387          $  76,482          $  66,005
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
     Amortization of deferred policy acquisition costs                    62,036             58,669             69,662
     Capitalization of policy acquisition costs                          (43,668)           (54,014)          (108,829)
     Amortization, (accretion) and depreciation of investments            (4,836)            (6,763)            (4,516)
     Net realized investment (gains) losses                               (8,862)            (4,525)            14,543
     Interest credited to policyholders' account balances                235,255            261,760            313,585
     Provision for deferred Federal income tax                            15,078              3,968              1,375
     Changes in operating assets and liabilities:
      Accrued investment income                                            5,756              3,191             25,204
      Affiliated payables - net                                            3,735              5,542             (2,324)
      Claims and claims settlement expenses                                9,854              3,635              5,882
      Federal income taxes - current                                      13,935              4,759             (7,848)
      Other policyholder funds                                             5,813             (7,614)            (7,547)
      Liability for guaranty fund assessments                             (2,371)            (3,630)            (3,309)
     Policy loans on insurance contracts                                 (52,804)           (54,054)           (60,634)
     Trading investment securities                                             -                  -             11,352
     Other, net                                                            8,106             (9,296)           (39,206)
      Net cash and cash equivalents provided                          -----------        -----------         ----------
        by operating activities                                          326,414            278,110            273,395
                                                                      -----------        -----------         ----------













(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Continued) (Dollars In Thousands)

                                                                           1996                1995                  1994
                                                                      -------------        -------------        -------------
INVESTING ACTIVITIES:
 Sales of available-for-sale securities                                $   834,120          $   633,824          $   864,095
 Maturities of available-for-sale securities                               536,449              570,923            1,323,705
 Purchases of available-for-sale securities                               (954,368)            (832,519)            (678,974)
 Mortgage loans principal payments received                                 22,789               30,767               32,341
 Purchases of mortgage loans                                                     -               (3,608)                   -
 Sales of real estate held-for-sale                                          5,407                9,710               25,346
 Improvements to real estate held-for-sale - improvements acquired               -                 (683)              (1,060)
 Recapture of investment in Separate Accounts                                8,829                6,559                    -
 Investment in Separate Accounts                                           (10,063)                (377)             (15,212)
                                                                      -------------        -------------        -------------

      Net cash and cash equivalents provided by investing activities       443,163              414,596            1,550,241
                                                                      -------------        -------------        -------------

FINANCING ACTIVITIES:
 Dividends paid to parent                                                 (175,000)            (100,000)            (150,000)
 Policyholders' account balances:
   Deposits                                                                542,062              567,430              966,861
   Withdrawals (net of transfers to/from Separate Accounts)             (1,090,572)          (1,250,299)          (2,623,628)
                                                                      -------------         ------------         ------------

      Net cash and cash equivalents used by financing activities          (723,510)            (782,869)          (1,806,767)
                                                                      -------------         ------------         ------------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                           46,067              (90,163)              16,869

CASH AND CASH EQUIVALENTS
 Beginning of year                                                          48,924              139,087              122,218
                                                                      -------------         ------------         ------------

 End of year                                                           $    94,991           $   48,924           $  139,087
                                                                      =============         ============         ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                                $     8,880           $   33,576           $   30,351
   Intercompany interest                                                       988                1,310                  679





See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Basis of Reporting: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are immediate annuities, market value adjusted annuities, variable life insurance and variable annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

 The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products                 4.00% - 5.75%
 Interest-sensitive deferred annuities            3.20% - 8.77%
 Immediate annuities                              3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported.

 Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $576 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1996, the Company had life insurance in-force that was ceded to other life insurance companies of $2,511,780.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
 Beginning balance                                                     $ 124,833          $ 133,388          $ 139,647
 Capitalized amounts                                                       5,077             13,708             12,517
 Interest accrued                                                         10,669             11,620             12,582
 Amortization                                                            (28,330)           (33,883)           (31,358)
                                                                      -----------        -----------        -----------
 Ending balance                                                        $ 112,249          $ 124,833          $ 133,388
                                                                      ===========        ===========        ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1997      $12,547
                    1998        8,958
                    1999        8,474
                    2000        8,142
                    2001        7,811

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale securities, which are carried at estimated fair value with unrealized gains and losses included in stockholder's equity. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded in theas net realized investment gains (losses).

 During 1994, the Company classified certain of its investments as trading securities, which were carried at estimated fair value with unrealized gains and losses included in the statements of earnings. All securities that were classified as trading securities on November 1, 1994 were transferred to the available-for-sale classification at their respective estimated fair values on that date. The difference between the market value at November 1, 1994 and par value is being amortized into income based on the Company's premium amortization and discount accretion policies.

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of identified cost.

 Fixed maturity securities may contain securities which are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured corporate debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB or higher and are not guaranteed by an agency of the Federal government.

 The Company has outstanding certain interest rate swap contracts that are carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses are recorded on the same basis as fixed maturity securities available-for-sale.

 Mortgage loans are stated at unpaid principal balances, net of valuation allowances. Such valuation allowances are based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

 The Company recognizes income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company will recognize a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there is a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stops accruing income when an interest payment default either occurs or is probable. Impairments of mortgage loans are established as valuation allowances and recorded to net realized investment gains or losses.

 The Company has previously made commercial mortgage loans collateralized by real estate. The return on and the ultimate recovery of these loans are generally dependent on the successful operation, sale or refinancing of the real estate. The Company monitors the effects of current and expected real estate market conditions and other factors when assessing the collectibility of mortgage loans. When, in management's judgment, these assets are impaired, appropriate losses are recorded. Such estimates necessarily include assumptions, which may include anticipated improvements in selected market conditions for real estate, which may or may not occur. The more significant assumptions management considers involve estimates of the following: lease absorption and sales rate; real estate values and rates of return; operating expenses; required capital improvements; inflation; and sufficiency of any collateral independent of the real estate. Management believes that the carrying value approximates the fair value of these investments.

 Real estate held-for-sale, is stated at cost less valuation allowances and estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate the fair value. The carrying value of financial instruments as of December 31 were:

                                                                                        1996                   1995
                                                                                   --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                                  $  3,301,858          $  3,807,310
    Interest rate swaps (2)                                                                 (270)                  560
                                                                                   --------------        --------------
      Total fixed maturity securities                                                  3,301,588             3,807,870
                                                                                   --------------        --------------

   Equity securities (1)                                                                  35,977                21,433
   Mortgage loans (3)                                                                     70,503               121,248
   Policy loans on insurance contracts (4)                                             1,092,071             1,039,267
   Cash and cash equivalents (5)                                                          94,991                48,924
   Separate Accounts assets (6)                                                        7,615,362             6,834,353
                                                                                   --------------       ---------------

  Total financial instruments recorded as assets                                    $ 12,210,492         $  11,873,095
                                                                                   ==============       ===============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value, having an amortized cost of $338,515, and $425,469, had an estimated fair value of $348,066, and $448,785, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value. See Note 1 for a discussion of the Company's valuation process.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December
 31 were:

                                                                                     1996
                                                  ------------------------------------------------------------------------
                                                       Cost /              Gross             Gross             Estimated
                                                     Amortized           Unrealized        Unrealized            Fair
                                                       Cost                Gains             Losses              Value
                                                  --------------      --------------     --------------     --------------
  Fixed maturity securities:
   Corporate debt securities                       $  2,652,225        $     67,590       $     11,765       $  2,708,050
   Mortgage-backed securities                           503,997              12,447              1,948            514,496
   U.S. Government and agencies                          54,386               2,303                158             56,531
   Foreign governments                                   18,111                 182                140             18,153
   Municipals                                             3,924                 434                  -              4,358
                                                  --------------      --------------     --------------     --------------

      Total fixed maturity securities              $  3,232,643        $     82,956       $     14,011       $  3,301,588
                                                  ==============      ==============     ==============     ==============


  Equity securities:
   Non-redeemable preferred stocks                 $     30,554        $      2,983       $         85       $     33,452
   Common stocks                                          2,434                  91                  -              2,525
                                                 ---------------      --------------     --------------     --------------

      Total equity securities                      $     32,988        $      3,074       $         85       $     35,977
                                                 ===============      ==============     ==============     ==============



                                                                                     1995
                                                  ------------------------------------------------------------------------
                                                       Cost /              Gross             Gross            Estimated
                                                     Amortized           Unrealized        Unrealized           Fair
                                                       Cost                Gains             Losses             Value
                                                  --------------      --------------     --------------     --------------

  Fixed maturity securities:
   Corporate debt securities                       $  2,917,628        $    138,159       $      7,526       $  3,048,261
   Mortgage-backed securities                           625,866              22,098                717            647,247
   U.S. Government and agencies                          95,002               6,061                  -            101,063
   Foreign governments                                    6,210                 280                  -              6,490
   Municipals                                             4,277                 532                  -              4,809
                                                  --------------      --------------     --------------     --------------

      Total fixed maturity securities              $  3,648,983        $    167,130       $      8,243       $  3,807,870
                                                  ==============      ==============     ==============     ==============

  Equity securities:
   Non-redeemable preferred stocks                 $     16,937        $      1,428       $        113       $     18,252
   Common stocks                                          2,746                 498                 63              3,181
                                                  --------------      --------------     --------------     --------------

      Total equity securities                      $     19,683        $      1,926       $        176       $     21,433
                                                  ==============      ==============     ==============     ==============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by contractual maturity were:

                                                                                             Estimated
                                                                         Amortized              Fair
                                                                           Cost                 Value
                                                                       -------------      -------------
  Fixed maturity securities:
   Due in one year or less                                              $   270,571        $   271,303
   Due after one year through five years                                  1,486,819          1,521,334
   Due after five years through ten years                                   763,475            781,372
   Due after ten years                                                      207,781            213,083
                                                                       -------------      -------------
                                                                          2,728,646          2,787,092
   Mortgage-backed securities                                               503,997            514,496
                                                                       -------------      -------------

    Total fixed maturity securities                                     $ 3,232,643        $ 3,301,588
                                                                       =============      =============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by rating agency equivalent were:

                                                                                             Estimated
                                                                          Amortized             Fair
                                                                            Cost                Value
                                                                       -------------      -------------
  AAA                                                                   $   716,749        $   730,513
  AA                                                                        181,962            185,000
  A                                                                         910,355            932,417
  BBB                                                                     1,245,457          1,272,901
  Non-investment grade                                                      178,120            180,757
                                                                       -------------      -------------

    Total fixed maturity securities                                     $ 3,232,643        $ 3,301,588
                                                                       =============      =============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available-for-sale as of December 31:

                                                                             1996              1995
                                                                       -------------      -------------
  Assets:
   Fixed maturity securities                                            $    68,945        $   158,887
   Equity securities                                                          2,989              1,750
   Deferred policy acquisition costs                                         (4,630)           (17,041)
   Federal income taxes - deferred                                           (2,959)            (9,100)
   Separate Accounts assets                                                     168               (164)
                                                                       -------------      -------------
                                                                             64,513            134,332
                                                                       -------------      -------------

  Liabilities:
   Policyholders' account balances                                           59,017            117,432
                                                                       -------------      -------------

  Stockholder's equity:
   Net unrealized investment gain on investment securities              $     5,496        $    16,900
                                                                       =============      =============

 The Company has entered into interest rate swap contracts for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held.
 The notional amount of such swaps outstanding at December 31, 1996 and 1995 was approximately $9,000 and $30,000, respectively. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contract was in a $270 unrealized loss position. There were no outstanding interest rate swaps in a loss position at December 31, 1995. During 1994, net realized investment gains of $470 were recorded in connection with interest rate swap activity. During 1996 and 1995, there were no realized investment gains or losses recorded.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                                       1996               1995               1994
                                                  ------------        -----------        -----------
  Proceeds                                         $  834,120          $ 633,824          $ 864,095
  Gross realized investment gains                      19,078             14,196             11,091
  Gross realized investment losses                     10,749             10,813             11,026


 During 1994, $7,285 of unrealized holding losses from investment trading securities were recorded in net realized investment gains (losses).

 The Company owned investment securities with a carrying value of $27,726 and $28,166 that were deposited with insurance regulatory authorities at December 31, 1996 and 1995, respectively.

 At December 31, 1996 and 1995, the Company had invested $10,168 and $8,496 in Separate Accounts, including unrealized gains (losses) of $168 and $(164), respectively. The investments in Separate Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

 The Company's investment in mortgage loans are principally collateralized by commercial real estate. The largest concentrations of commercial real estate mortgage loans at December 31, 1996, as measured by the outstanding principal balance, are for properties located in Illinois ($27,877 or 32%), Rhode Island ($19,291 or 22%) and California ($11,953 or 14%).

 The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 and 1995 are:

                                                  1996              1995
                                              -----------       -----------
  Carrying value                               $  44,239         $  88,068
  Valuation allowance                             17,652            35,881


 Additional information on impaired loans for the years ended
 December 31 follows:

                                                 1996               1995             1994
                                              -----------       -----------      ------------
  Average investment in impaired loans         $   61,891        $ 123,949        $  112,043
  Interest income recognized (cash-basis)           4,848            5,482             6,542

 For the years ended December 31, 1996, 1995 and 1994, $28,555,
 $1,300 and $4,652, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                                  1996              1995             1994
                                               -----------      -----------      ------------
  Fixed maturity securities                     $ 266,916        $ 305,648        $  368,023
  Equity securities                                 1,876            1,329             2,408
  Mortgage loans                                    9,764           12,250            15,014
  Real estate held-for-sale                           563              153               406
  Policy loans on insurance contracts              56,512           53,576            50,232
  Cash and cash equivalents                         6,710            8,463             5,936
  Other                                               899            1,753              (447)
                                               -----------      -----------      ------------

  Gross investment income                         343,240          383,172           441,572
  Less investment expenses                         (6,579)          (7,006)           (8,036)
                                               -----------      -----------      ------------

  Net investment income                         $ 336,661        $ 376,166        $  433,536
                                               ===========      ===========      ============

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1996            1995              1994
                                               -----------      -----------      ------------
  Fixed maturity securities                     $   4,690        $   1,908        $  (13,314)
  Equity securities                                 3,639            1,475               910
  Investment in Separate Accounts                     106             (369)                -
  Mortgage loans                                      599              334            (4,967)
  Real estate held-for-sale                          (171)           1,177             2,828
  Cash and cash equivalents                            (1)               -                 -
                                               -----------      -----------       -----------

  Net realized investment gains (losses)        $   8,862        $   4,525         $ (14,543)
                                               ===========      ===========       ===========

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans and real estate held-for-sale for the years ended December 31:

                                                    Balance at         Additions                             Balance at
                                                    Beginning          Charged to           Write -             End
                                                     of Year           Operations           Downs             of Year
                                                  ------------        ------------       -----------        -----------
  Mortgage loans:
       1996                                        $   35,881          $       -          $  18,229          $  17,652
       1995                                            40,070                  -              4,189             35,881
       1994                                            45,924              4,966             10,820             40,070

  Real estate held-for-sale:
       1996                                            2,200                   -                  -              2,200
       1995                                            5,766                   -              3,566              2,200
       1994                                            7,628                   -              1,862              5,766

 The Company held investments at December 31, 1996 of $1,182 which have been non-income producing for the preceding twelve months.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1996, $2,027 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                           1996              1995               1994
                                                                      -----------        -----------        -----------
  Provision for income taxes computed at Federal statutory rate        $  41,048          $  41,575          $  31,459

  Increase (decrease) in income taxes resulting from:
    Release of policyholders' surplus                                          -              1,991                  -
    Tax deductible interest                                                    -               (718)                 -
    Dividend received deduction                                           (3,135)              (532)            (7,363)
    Other                                                                    (21)               (13)              (218)
                                                                      -----------        -----------        -----------

  Federal income tax provision                                         $  37,892          $  42,303          $  23,878
                                                                      ===========        ===========        ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1996 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Deferred policy acquisition costs                                    $  (5,770)         $  (2,179)         $   6,416
  Policyholders' account balances                                         15,004                 66              5,322
  Liability for guaranty fund assessments                                    760                249               (153)
  Investment adjustments                                                   5,122              5,563              3,276
  Other                                                                      (38)               269            (13,486)
                                                                      ------------       -----------        -----------

  Deferred Federal income tax provision                                $   15,078         $   3,968          $   1,375
                                                                      ============       ===========        ===========

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1996               1995
                                                                      -----------        -----------
  Deferred tax assets:
   Policyholders' account balances                                     $  79,083          $  94,087
   Investment adjustments                                                  5,671             10,793
   Liability for guaranty fund assessments                                 6,571              7,331
                                                                      -----------        -----------

      Total deferred tax assets                                           91,325            112,211
                                                                      ===========        ===========

  Deferred tax liabilities:
   Deferred policy acquisition costs                                      91,092             96,862
   Net unrealized investment gain on investment securities                 2,959              9,100
   Other                                                                   3,988              4,027
                                                                      -----------        -----------

      Total deferred tax liabilities                                      98,039            109,989
                                                                      -----------        -----------

      Net deferred tax asset (liability)                               $  (6,714)         $   2,222
                                                                      ===========        ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,515, $41,729 and $43,497 for the years ended December 31, 1996, 1995 and 1994, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $988, $1,310 and $679 for 1996, 1995 and 1994, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $2,279, $2,635 and $2,732 for 1996, 1995 and 1994, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $16,514, $13,293 and $12,600 during 1996, 1995 and
 1994, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $42,639, $43,984 and $84,231 for 1996, 1995 and 1994, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 The Company has entered into interest rate swap contracts with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. As of December 31, 1996 and 1995, the notional amount of such interest rate swap contracts outstanding was $9,000 and $10,000, respectively. During 1994, the Company and MLCS terminated certain interest rate swap contracts resulting in the Company paying a net consideration of $2,043. Net interest received from these interest rate swap contracts was $(117), $256, and $782 for 1996, 1995 and 1994,
 respectively.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1996, 1995, and 1994 the Company paid dividends of $175,000, $100,000, and $150,000, respectively, to MLIG. Of these stockholder's dividends, $175,000, $73,757, and $112,779, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1996 and 1995, approximately $24,970 and $30,195, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1996 and 1995, was $251,697 and $303,950,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1996, 1995 and 1994 was $93,532, $121,451 and $42,382, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1996 and 1995, based on the RBC formula, the Company's total adjusted capital level was 403% and 395%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1996 and 1995, the Company has established an estimated liability for future guaranty fund assessments of $18,773 and $21,144, respectively. The Company regularly monitors public information regarding insurer insolvencies and will adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                          * * * * * *

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)Financial Statements

   (1) Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 1996 and for the two years ended December 31, 1996 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

   (2) Financial Statements of Merrill Lynch Life Variable Annuity Separate Account B as of December 31, 1996 and for the two years ended December 31, 1996 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

   (3) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 1996 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
(b)Exhibits

   (1) Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

   (2)   Not Applicable

   (3) Underwriting Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
          Registration No. 33-43773 Filed December 10, 1996).

   (4)(a)Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance Company (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (b)Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (c)Individual Retirement Annuity Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
          33-43773 Filed December 10, 1996).

      (d)Merrill Lynch Life Insurance Company Endorsement (Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
      (e)Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
          Registration No. 33-45379 Filed April 26, 1995).
      (f)Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-45379 Filed April 26, 1995).
      (g)Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-VA-001) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-45379 Filed April 26, 1995).
   (5)   Not Applicable

   (6)(a)Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (b)Amended and Restated By-laws of Merrill Lynch Life Insurance Company (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (7)   Not Applicable

   (8)(a) Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed April 28, 1994).

      (b) Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (c) Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (d) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (e) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

      (f) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures (Incorporated by Reference to Post-Effective Amendment
           No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
           1996).
      (g) Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed April 28, 1994).

      (h) Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
      (i) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, Merrill Lynch Life Insurance Company, and Family Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed April 28, 1994).

      (j) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

   (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-45379 Filed December 10, 1996).
  (10)(a) Written Consent of Sutherland, Asbill & Brennan, L.L.P.
      (b) Written Consent of Deloitte & Touche LLP, independent auditors.

      (c) Written Consent of Barry G. Skolnick, Esq.
  (11)    Not Applicable
  (12)    Not Applicable

  (13) Schedule for Computation of Performance Quotations (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
  (14)(a) Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
      (b) Power of Attorney from David M. Dunford (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
      (c) Power of Attorney from John C.R. Hele (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).

  (d) Power of Attorney from Allen N. Jones (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
  (e) Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
  (f) Power of Attorney from Anthony J. Vespa (Incorporated by Reference to Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
  (g) Power of Attorney from Gail R. Farkas (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43773 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

         NAME           PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
----------------------  -------------------------- ---------------------------------------
Joseph E. Crowne, Jr.   800 Scudders Mill Road     Director, Senior Vice President,
                        Plainsboro, NJ 08536        Chief Financial Officer, Chief
                                                    Actuary and Treasurer.
David M. Dunford        800 Scudders Mill Road     Director, Senior Vice President
                        Plainsboro, NJ 08536        and Chief Investment Officer.
Gail R. Farkas          800 Scudders Mill Road     Director and Senior Vice President.
                        Plainsboro, NJ 08536
Barry G. Skolnick       800 Scudders Mill Road     Director, Senior Vice President,
                        Plainsboro, NJ 08536        General Counsel and Secretary.
Anthony J. Vespa        800 Scudders Mill Road     Director, Chairman of the Board,
                        Plainsboro, NJ 08536        Chief Executive Officer and President.
Deborah J. Adler        800 Scudders Mill Road     Vice President and Actuary.
                        Plainsboro, NJ 80536
Robert J. Boucher       1414 Main Street           Senior Vice President, Variable
                        Springfield, MA 01102       Life Administration.
Charles J. Cavanaugh    800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Michael P. Cogswell     800 Scudders Mill Road     Vice President and Senior Counsel.
                        Plainsboro, NJ 08536
Edward W. Diffin, Jr.   800 Scudders Mill Road     Vice President and Senior Counsel.
                        Plainsboro, NJ 08536
Eileen Dyson            4804 Deer Lake Drive East  Vice President and Assistant
                        Jacksonville, FL 32246      Secretary.
Diana Joyner            1414 Main Street           Vice President.
                        Springfield, MA 01102
Peter P. Massa          800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Kelly A. O'Dea          800 Scudders Mill Road     Vice President and Director of
                        Plainsboro, NJ 08536        Compliance.
Shelley K. Parker       1414 Main Street           Vice President and Assistant
                        Springfield, MA 01102       Secretary.
Julia Raven             800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Lori M. Salvo           800 Scudders Mill Road     Vice President and Senior
                        Plainsboro, NJ 08536        Counsel.
John A. Shea            800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Frederick H. Steele     800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Tracy A. Bartoy         4804 Deer Lake Drive East  Vice President and Assistant
                        Jacksonville, FL 32246      Secretary.
Robert J. Viamari       1414 Main Street           Vice President and Assistant
                        Springfield, MA 01102       Secretary.
Chester Westergard      425 West Capital Avenue    Vice President.
                        Capital Towers, Suite 200
                        Little Rock, AR 72201
Denis G. Wuestman       800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Matthew J. Rider        800 Scudders Mill Road     Vice President.
                        Plainsboro, NJ 08536
Donald C. Stevens, III  800 Scudders Mill Road     Vice President and Controller.
                        Plainsboro, NJ 08536
Amy S. Winston          800 Scudders Mill Road     Vice President and Senior
                        Plainsboro, NJ 08536        Compliance Officer.

---------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Merrill Lynch Life Insurance Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

  A list of subsidiaries of Merrill Lynch & Co., Inc. appears below.

                      SUBSIDIARIES OF THE REGISTRANT

  The following are subsidiaries of ML & Co. as of March 21, 1997 and the states or jurisdictions in which they are organized. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of certain subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(v) of Regulation S-X, under the Securities Exchange Act of 1934.

                                                          STATE OF
NAME                                                      JURISDICTION OF ENTITY
----                                                      ----------------------
Merrill Lynch & Co., Inc. ...............................    Delaware
Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)....    Delaware
Broadcort Capital Corp. .................................    Delaware
Merrill Lynch & Co., Canada Ltd. ........................    Ontario
Merrill Lynch Canada Inc. ...............................    Nova Scotia
Merrill Lynch Life Agency Inc.(2)........................    Washington
Merrill Lynch Professional Clearing Corp.(3).............    Delaware
Merrill Lynch Bank & Trust Co. ..........................    New Jersey
Merrill Lynch Capital Services, Inc. ....................    Delaware
Merrill Lynch Government Securities Inc. ................    Delaware
Merrill Lynch Money Markets Inc. ........................    Delaware
Merrill Lynch Group, Inc.(4).............................    Delaware
Merrill Lynch Capital Partners, Inc. ....................    Delaware
Merrill Lynch Futures Inc. ..............................    Delaware
Merrill Lynch Group Holdings Limited.....................    Ireland
Merrill Lynch Capital Markets Bank Limited...............    Ireland
Merrill Lynch Insurance Group, Inc. .....................    Delaware
Merrill Lynch Life Insurance Company.....................    Arkansas
ML Life Insurance Company of New York....................    New York
Merrill Lynch International Finance Corporation..........    New York
Merrill Lynch International Bank Limited.................    England
Merrill Lynch Bank (Suisse) S.A. ........................    Switzerland
Merrill Lynch Mortgage Capital Inc. .....................    Delaware
Merrill Lynch National Financial.........................    Utah
Merrill Lynch Trust Company(5)...........................    New Jersey
Merrill Lynch Business Financial Services Inc. ..........    Delaware
Merrill Lynch Credit Corporation.........................    Delaware
Merrill Lynch Investment Partners Inc. ..................    Delaware
MLDP Holdings, Inc.(6)...................................    Delaware
Merrill Lynch Derivative Products AG.....................    Switzerland
Merrill Lynch & Co., Inc.--ML IBK Positions Inc.(7)......    Delaware
Merrill Lynch Capital Corporation........................    Delaware
ML Leasing Equipment Corp.(8)............................    Delaware
Princeton Services, Inc.(9)..............................    Delaware
Merrill Lynch International Incorporated.................    Delaware
Merrill Lynch International (Australia) Limited..........    New South Wales
Merrill Lynch International Bank.........................    United States
Merrill Lynch International Holdings Inc. ...............    Delaware
Merrill Lynch Bank (Austria) Aktiengesellschaft A.G. ....    Austria

                                                         STATE OF
NAME                                                     JURISDICTION OF ENTITY
----                                                     ----------------------
Merrill Lynch Bank and Trust Company (Cayman) Limited...  Cayman Islands,
                                                          British West Indies
Merrill Lynch International & Co.(10)...................  Netherlands Antilles
Merrill Lynch Capital Markets A.G. .....................  Switzerland
Merrill Lynch Europe PLC................................  England
Merrill Lynch International.............................  England
Merrill Lynch Capital Markets PLC.......................  England
Merrill Lynch, Pierce, Fenner & Smith (Brokers & Deal-    England
 ers) Limited...........................................
Merrill Lynch Trust Company (Jersey) Limited............  Jersey,
                                                          Channel Islands
Merrill Lynch Europe Ltd. ..............................  Cayman Islands,
                                                          British West Indies
Merrill Lynch Holding GmbH..............................  Germany
Merrill Lynch GmbH......................................  Germany
Merrill Lynch France....................................  France
Merrill Lynch Capital Markets (France) S.A. ............  France
Merrill Lynch Far East Limited..........................  Hong Kong
Merrill Lynch Japan Incorporated........................  Delaware

--------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

(5) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties. The board of directors consists of 12 members, 10 of whom are Merrill Lynch employees and 2 of whom represents outside parties.

(6) This company has 7 subsidiaries holding or having a direct or indirect interest in specific investments on its behalf.

(7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(8) This corporation is the general partner of Merrill Lynch Asset Management, LP and Fund Asset Management, LP (whose limited partner in both cases is ML & Co.).

(9) This corporation is the general partner of Merrill Lynch Asset Management, LP and Fund Asset Management, LP (whose limited partner in both cases is ML & Co.).

(10) A partnership among subsidiaries of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

  The number of contracts in force as of March 21, 1997 was 71,069.

ITEM 28. INDEMNIFICATION

  There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

  The indemnity agreement between Merrill Lynch Life Insurance Company ("Mer-rill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

    Merrill Lynch Life will indemnify and hold harmless MLLA and all per-sons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, lia-bilities and expenses, to include reasonable at-torneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Regis-trant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securi-ties being registered, the Registrant will, unless in the opinion of its coun-sel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the fi-nal adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a)Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; The Corporate Fund Accumulation Program, Inc.; Equity Income Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Vari-able Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable An-nuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

  (b)The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

             NAME AND PRINCIPAL
              BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
      -------------------------  --------------------------------------
      Herbert M. Allison, Jr.*    Director and Executive Vice
                                   President
      Barry S. Friedberg*         Executive Vice President
      Edward L. Goldberg*         Executive Vice President
      Stephen L. Hammerman*       Director and Chairman
      Jerome P. Kenney*           Executive Vice President
      David H. Komansky*          Director and President
      Theresa Lang*               Senior Vice President and Treasurer
      Daniel T. Napoli*           Senior Vice President
      Thomas H. Patrick*          Executive Vice President
      George A. Schieren          General Counsel
      Winthrop H. Smith, Jr.*     Executive Vice President
      John L. Steffens*           Director and Executive Vice
                                   President
      Daniel P. Tully*            Director
      Roger M. Vasey*             Executive Vice President

---------------------
*World Financial Center, 250 Vesey Street, New York, NY 10281

  (c)Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the de-positor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. Not Applicable

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

  (a)Registrant undertakes to file a post-effective amendment to the Regis-trant Statement as frequently as is necessary to ensure that the audited fi-nancial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be ac-cepted.

  (b)Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

  (c)Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

  (d)Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in rela-tion to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 16th day of April, 1997.

                                          Merrill Lynch Life Variable Annuity
                                          Separate Account B
                                                       (Registrant)

Attest: /s/ Edward W. Diffin, Jr.         By: /s/ Barry G. Skolnick
       --------------------------------      ----------------------------------
       Edward W. Diffin, Jr.                 Barry G. Skolnick
       Vice President and Senior             Senior Vice President of Merrill
       Counsel                               Lynch Life Insurance Company


                                          Merrill Lynch Life Insurance Company
                                                        (Depositor)

Attest: /s/ Edward W. Diffin, Jr.         By: /s/ Barry G. Skolnick
       --------------------------------      ----------------------------------
       Edward W. Diffin, Jr.                 Barry G. Skolnick
       Vice President and Senior             Senior Vice President
       Counsel


  As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following per-sons in the capacities indicated on April 16, 1997.

              SIGNATURE                                   TITLE
              ---------                                   -----


                  * Chairman of the Board, President and ------------------------------------- Chief Executive Officer
Anthony J. Vespa

                  * Director, Senior Vice President, Chief ------------------------------------- Financial Officer, Chief Actuary and
Joseph E. Crowne, Jr.                  Treasurer

                  * Director, Senior Vice President, and ------------------------------------- Chief Investment Officer
David M. Dunford

                  *                    Director and Senior Vice President
-------------------------------------
Gail R. Farkas

*By: /s/ Barry G. Skolnick             In his own capacity as Director,
   ----------------------------------  Senior Vice President, General
   Barry G. Skolnick                   Counsel, and Secretary and as
                                       Attorney-In-Fact

                                 EXHIBIT INDEX

 EXHIBIT                            DESCRIPTION                          PAGE
 ----------                         -----------                        --------
 (10)(a)     Written Consent of Sutherland, Asbill & Brennan,
             L.L.P. .................................................    C-
 (10)(b)     Written Consent of Deloitte & Touche LLP, independent
             auditors................................................    C-
 (10)(c)     Written Consent of Barry G. Skolnick, Esq. .............    C-